                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                    File No. 2-13017
                                                    File No. 811-750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.  ____

     Post-Effective Amendment No.   108                               [X]

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 108
                   ---

                      DELAWARE GROUP EQUITY FUNDS II, INC.
--------------------------------------------------------------------------------
              (formerly known as Delaware Group Decatur Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                   19103
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                       (Zip Code)

Registrant's Telephone Number, including Area Code:         (215) 751-2923
                                                            --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         August 22, 1997
                                                             ---------------

It is proposed that this filing will become effective:

   [ ]   immediately upon filing pursuant to paragraph (b)

   [X]   on August 22, 1997 pursuant to paragraph (b)

   [ ]   60 days after filing pursuant to paragraph (a)(1)

   [ ]   on (date) pursuant to paragraph (a)(1)

   [ ]   75 days after filing pursuant to paragraph (a)(2)

   [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

               Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its most recent fiscal year was filed on January 29, 1997.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 108 to Registration File No. 2-13017 includes the following:

      1.    Facing Page

      2.    Contents Page

      3.    Cross-Reference Sheet*

      4.    Part A - Prospectuses and Supplements**

      5.    Part B - Statement of Additional Information***

      6.    Part C - Other Information*

      7.    Signatures

* This Post-Effective Amendment relates to the Registrant's four series of shares and their classes: Decatur Income Fund - Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class and Decatur Income Fund Institutional Class; Decatur Total Return Fund - Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class and Decatur Total Return Fund Institutional Class; Blue Chip Fund - Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class and Blue Chip Fund Institutional Class; and Quantum Fund - Quantum Fund A Class, Quantum Fund B Class, Quantum Fund C Class and Quantum Fund Institutional Class. Class A Shares, Class B Shares and Class C Shares of Decatur Income Fund and Decatur Total Return Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. Class A Shares, Class B Shares and Class C Shares of Blue Chip Fund and Quantum Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. The four Funds (and 16 classes) have a common Statement of Additional Information and Part C.

** The Registrant's Decatur Income Fund and Decatur Total Return Fund A Class, B Class and C Class Prospectus, Blue Chip Fund and Quantum Fund A Clsss, B Class and C Class Prospectus and Blue Chip Fund and Quantum Fund Institutional Class Prospectus, each dated February 24, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on February 21, 1997. The Registrant's Decatur Income Fund and Decatur Total Return Fund Institutional Class Prospectus dated February 24, 1997 is incorporated into this filing by reference to the electronic filing of the Prospectus made pursuant to Rule 497(c) on February 24, 1997. The Supplement dated May 23, 1997 to each Fund's A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on May 23, 1997.

*** The Statement of Additional Information dated February 24, 1997 for each Series is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on February 27, 1997.

                             CROSS-REFERENCE SHEET*

                                    PART A**

                                                                          Location in
Item No.    Description                                                  Prospectuses
--------    -----------                                                  ------------
                                                                       Decatur Income Fund
                                                                      Decatur Total Return
                                                                              Fund

                                                                   A Classes/
                                                                   B Classes/          Institutional
                                                                   C Classes              Classes

 1          Cover Page...................................             Cover                Cover

 2          Synopsis.....................................       Synopsis; Summary    Synopsis; Summary
                                                                   of Expenses          of Expenses

 3          Condensed Financial Information..............          Financial             Financial
                                                                  Highlights            Highlights

 4          General Description of Registrant ...........     Investment Objectives     Investment
                                                                 and Strategies;      Objectives and
                                                                     Shares         Strategies; Shares

 5          Management of the Fund ......................         Management of        Management of
                                                                    the Funds            the Funds

 6          Capital Stock and Other Securities ..........   The Delaware Difference;   Dividends and
                                                                  Dividends and       Distributions;
                                                              Distributions; Taxes;    Taxes; Shares
                                                                     Shares

 7          Purchase of Securities Being Offered.........         Cover; How to      Cover; How to Buy
                                                           Buy Shares; Calculation    Shares; Calculation
                                                                of Offering Price   of Net Asset Value
                                                               and Net Asset Value      Per Share;
                                                              Per Share; Management    Management of
                                                                  of the Funds           the Funds

 8          Redemption or Repurchase.....................      How to Buy Shares;   How to Buy Shares;
                                                                   Redemption           Redemption
                                                                  and Exchange         and Exchange

 9          Legal Proceedings............................             None                 None


* This filing relates to Registrant's Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class and Decatur Income Fund Institutional Class of Decatur Income Fund, Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class and Decatur Total Return Fund Institutional Class of Decatur Total Return Fund, Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class and Blue Chip Fund Institutional Class of Blue Chip Fund and Quantum Fund A Class, Quantum Fund B Class, Quantum Fund C Class and Quantum Fund Institutional Class of Quantum Fund. Class A Shares, Class B Shares and Class C Shares of Decatur Income Fund and Decatur Total Return Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. Class A Shares, Class B Shares and Class C Shares of Blue Chip Fund and Quantum Fund are combined in one Prospectus, and the Institutional Class of such Funds is combined in one Prospectus. The four Funds (and 16 classes) have a common Statement of Additional Information and Part C.

** The Registrant's Decatur Income Fund A Class, Decatur Income Fund B Class, Decatur Income Fund C Class and Decatur Total Return Fund A Class, Decatur Total Return Fund B Class, Decatur Total Return Fund C Class Prospectus and Blue Chip Fund A Class, Blue Chip Fund B Class, Blue Chip Fund C Class and Quantum Fund A Class, Quantum Fund B Class, Quantum Fund C Class Prospectus, each dated February 24, 1997, are incorporated into this filing by reference to the electronic filing of these Prospectuses made pursuant to Rule 485(b) on February 21, 1997. The Registrant's Decatur Income Fund Institutional Class and Decatur Total Return Fund Institutional Class Prospectus dated February 24, 1997 is incorporated into this filing by reference to the electronic filing of the Prospectus made pursuant to Rule 497(c) on February 24, 1997.

                              CROSS-REFERENCE SHEET
                                     PART A*
                                   (continued)

                                                                                Location in
Item No.       Description                                                      Prospectuses
--------       -----------                                                      ------------
                                                                               Blue Chip Fund
                                                                                Quantum Fund

                                                                   A Classes/
                                                                   B Classes/          Institutional
                                                                   C Classes              Classes

 1          Cover Page...................................             Cover                Cover

 2          Synopsis.....................................       Synopsis; Summary    Synopsis; Summary
                                                                   of Expenses          of Expenses

 3          Condensed Financial Information..............          Financial             Financial
                                                                  Highlights            Highlights

 4          General Description of Registrant ...........     Investment Objectives     Investment
                                                                 and Strategies;      Objectives and
                                                                     Shares         Strategies; Shares

 5          Management of the Fund ......................         Management of        Management of
                                                                    the Funds            the Funds

 6          Capital Stock and Other Securities ..........   The Delaware Difference;   Dividends and
                                                                  Dividends and       Distributions;
                                                              Distributions; Taxes;    Taxes; Shares
                                                                     Shares

 7          Purchase of Securities Being Offered.........         Cover; How to      Cover; How to Buy
                                                           Buy Shares; Calculation    Shares; Calculation
                                                                of Offering Price   of Net Asset Value
                                                               and Net Asset Value      Per Share;
                                                              Per Share; Management    Management of
                                                                  of the Funds           the Funds

 8          Redemption or Repurchase.....................      How to Buy Shares;   How to Buy Shares;
                                                                   Redemption           Redemption
                                                                  and Exchange         and Exchange

 9          Legal Proceedings............................             None                 None

*     The Registrant's Blue Chip Fund A Class, Blue Chip Fund B Class and Blue
      Chip Fund C Class and Quantum Fund A Class, Quantum Fund B Class and
      Quantum Fund C Class Prospectus and Blue Chip Fund Institutional Class and
      Quantum Fund Institutional Class Prospectus, each dated February 24, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on February 21, 1997.

                              CROSS REFERENCE SHEET

                                     PART B*

                                                                           Location in Statement
Item No.    Description                                                    of Additional Information
--------    -----------                                                    -------------------------

   10       Cover Page...........................................                   Cover

   11       Table of Contents....................................             Table of Contents

   12       General Information and History......................            General Information

   13       Investment Objectives and Policies...................          Investment Policies and
                                                                            Portfolio Techniques

   14       Management of the Registrant.........................          Officers and Directors

   15       Control Persons and Principal Holders of
            Securities...........................................          Officers and Directors

   16       Investment Advisory and Other Services...............          Plans Under Rule 12b-1
                                                                         for the Fund Classes (under
                                                                       Purchasing Shares); Investment
                                                                       Management Agreements and Sub-
                                                                      Advisory Agreements; Officers and
                                                                       Directors; General Information;
                                                                            Financial Statements

   17       Brokerage Allocation.................................             Trading Practices
                                                                                and Brokerage

   18       Capital Stock and Other Securities...................            Capitalization and
                                                                            Noncumulative Voting
                                                                         (under General Information)

   19       Purchase, Redemption and Pricing of Securities
            Being Offered........................................      Purchasing Shares; Determining
                                                                        Offering Price and Net Asset
                                                                            Value; Redemption and
                                                                       Repurchase; Exchange Privilege

                              CROSS REFERENCE SHEET

                                     PART B*
                                   (Continued)

                                                                           Location in Statement
Item No.    Description                                                    of Additional Information
--------    -----------                                                  ---------------------------

   20       Tax Status...........................................        Accounting and Tax Issues;
                                                                           Distributions and Taxes

   21       Underwriters ........................................             Purchasing Shares

   22       Calculation of Performance Data......................          Performance Information

   23       Financial Statements.................................           Financial Statements


* The Statement of Additional Information dated February 24, 1997 for the Decatur Income, Decatur Total Return, Blue Chip and Quantum Funds is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on February 27, 1997.

                                     PART C

                                                                           Location in
                                                                              Part C
                                                                           -----------

 24         Financial Statements and Exhibits....................            Item 24

 25         Persons Controlled by or under Common
               Control with Registrant...........................            Item 25

 26         Number of Holders of Securities......................            Item 26

 27         Indemnification......................................            Item 27

 28         Business and Other Connections of
               Investment Adviser................................            Item 28

 29         Principal Underwriters...............................            Item 29

 30         Location of Accounts and Records.....................            Item 30

 31         Management Services..................................            Item 31

 32         Undertakings.........................................            Item 32

The Registrant's Decatur Income Fund and Decatur Total Return Fund A Class, B Class and C Class Prospectus, Blue Chip Fund and Quantum Fund A Class, B Class and C Class Prospectus and Blue Chip Fund and Quantum Fund Institutional Class Prospectus, each dated February 24, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on February 21, 1997. The Registrant's Decatur Income Fund and Decatur Total Return Fund Institutional Class Prospectus dated February 24, 1997 is incorporated into this filing by reference to the electronic filing of the Prospectus made pursuant to Rule 497(c) on February 24, 1997. The Supplement dated May 23, 1997 to each Fund's A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on May 23, 1997. The Statement of Additional Information dated February 24, 1997 for each Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on February 27, 1997.

                                 AUGUST 22, 1997

                               DECATUR INCOME FUND
                            DECATUR TOTAL RETURN FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 24, 1997

      The following supplements the section of the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of Shares.

      Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

      The following supplements the Prospectus.

Financial Highlights

      The following unaudited financial highlights for the Decatur Income Fund and Decatur Total Return Fund (the "Funds") are derived from the unaudited financial statements of the Funds for the period December 1, 1996 through May 31, 1997. The data should be read in conjunction with the unaudited financial statements and related notes for the six months ended May 31, 1997, all of which are incorporated by reference into Delaware Group Equity Funds II, Inc.'s Statement of Additional Information by supplement dated August 22, 1997.

                                                          Decatur Income Fund    Decatur Income Fund    Decatur Income Fund
                                                                A Class                B Class                C Class
                                                            ---------------        ---------------        ---------------
                                                               Unaudited              Unaudited              Unaudited
                                                              Six Months             Six Months             Six Months
                                                                 ended                 ended                  ended
                                                               5/31/97(1)             5/31/97(1)            5/31/97(1)
                                                            ---------------        ---------------        ---------------

Net Asset Value, Beginning of Period ...............        $       21.3200        $       21.2600        $       21.3300

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ..............................                 0.3100                 0.2500                 0.2300
Net Gains (Losses) on Securities
    (both realized and unrealized) .................                 1.8800                 1.8500                 1.8800
                                                            ---------------        ---------------        ---------------
       Total From Investment Operations ............                 2.1900                 2.1000                 2.1100
                                                            ---------------        ---------------        ---------------

LESS DISTRIBUTIONS
Dividends from Net Investment Income ...............                (0.3000)               (0.2300)               (0.2300)
Distributions from Capital Gains....................                (2.6800)               (2.6800)               (2.6800)
                                                            ---------------        ---------------        ---------------
       Total Distributions..........................                (2.9800)               (2.9100)               (2.9100)
                                                            ---------------        ---------------        ---------------

Net Asset Value, End of Period .....................        $       20.5300        $       20.4500        $       20.5300
                                                            ===============        ===============        ===============


TOTAL RETURN .......................................                 11.94%(2)              11.45%(2)              11.46%(2)


RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted) ..........        $     1,743,703        $        90,784        $         9,886
Ratio of Expenses to Average Daily Net Assets ......                  0.88%                  1.69%                  1.69%
Ratio of Net Investment Income to Average
    Daily Net Assets ...............................                  3.19%                  2.38%                  2.38%
Portfolio Turnover Rate ............................                    86%                    86%                    86%
Average Commission Rate Paid (3) ....................       $        0.0600        $        0.0600        $        0.0600

-----------
(1)   Ratios have been annualized but total return has not been annualized.

(2) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                         Decatur Total Return   Decatur Total Return   Decatur Total Return
                                                                 Fund                   Fund                   Fund
                                                                A Class                B Class                 C Class
                                                            ---------------        ---------------         ---------------
                                                               Unaudited              Unaudited             Unaudited
                                                              Six Months             Six Months             Six Months
                                                                 ended                  ended                  ended
                                                               5/31/97(1)             5/31/97(1)             5/31/97(1)

                                                            ---------------        ---------------         ---------------
Net Asset Value, Beginning of Period ........               $       17.5200        $       17.4600        $        17.4300

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income .......................                        0.1500                 0.1000                  0.1000
Net Gains (Losses) on Securities
    (both realized and unrealized) ..........                        1.7700                 1.7700                  1.7600
                                                            ---------------        ---------------         ---------------
       Total From Investment Operations .....                        1.9200                 1.8700                  1.8600
                                                            ---------------        ---------------         ---------------

LESS DISTRIBUTIONS
Dividends from Net Investment Income ........                       (0.1900)               (0.1000)                (0.1000)
Distributions from Capital Gains ............                       (1.8500)               (1.8500)                (1.8500)
                                                            ---------------        ---------------         ---------------
       Total Distributions ..................                       (2.0400)               (1.9500)                (1.9500)
                                                            ---------------        ---------------         ---------------


Net Asset Value, End of Period ..............               $       17.4000        $       17.3800         $       17.3400
                                                            ===============        ===============         ===============



TOTAL RETURN ................................                       12.55%(2)               12.17%(2)               12.13%(2)


RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ...               $       757,703        $        88,041         $        14,999
Ratio of Expenses to Average Daily Net Assets                         1.12%                  1.82%                   1.82%
Ratio of Net Investment Income to Average
    Daily Net Assets ........................                         1.87%                  1.17%                   1.17%
Portfolio Turnover Rate .....................                           64%                    64%                     64%
Average Commission Rate Paid (3) ............               $        0.0600        $        0.0600         $        0.0600

----------
(1)   Ratios have been annualized but total return has not been annualized.

(2) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                 AUGUST 22, 1997

                                 BLUE CHIP FUND
                                  QUANTUM FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 24, 1997

      The following supplements the section of the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of Shares.

      Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

      The following supplements the Prospectus.

FINANCIAL HIGHLIGHTS

      The following unaudited financial highlights for Blue Chip Fund and Quantum Fund (the "Funds") are derived from the unaudited financial statements of the Funds for the period February 25, 1997 (date of initial public offering) through July 31, 1997. The data should be read in conjunction with the unaudited financial statements and related notes which are included with Delaware Group Equity Funds II, Inc.'s Statement of Additional Information by supplement dated August 22, 1997.

                                                            Blue Chip Fund           Blue Chip Fund           Blue Chip Fund
                                                                A Class                  B Class                  C Class
                                                            --------------           --------------           --------------
                                                               Unaudited                Unaudited               Unaudited
                                                              2/25/97(1)               2/25/97(1)              2/25/97(1)
                                                                through                  through                 through
                                                                7/31/97                  7/31/97                  7/31/97
                                                            ----------------          --------------          --------------
Net Asset Value, Beginning of Period .....................  $         8.5000          $       8.5000          $       8.5000
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (2) ................................            0.0343                  0.0084                  0.0047
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................            1.1957                  1.2016                  1.2053
                                                            ----------------          --------------          --------------
Total From Investment Operations .........................            1.2300                  1.2100                  1.2100
                                                            ----------------          --------------          --------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................         none                      none                    none
Distributions from Capital Gains .........................         none                      none                    none
       Total Distributions ...............................         none                      none                    none

Net Asset Value, End of Period ...........................  $         9.7300          $       9.7100          $       9.7100
                                                            ================          ==============          ==============



TOTAL RETURN .............................................            14.47%(3)(4)            14.24%(3)(4)             14.24%(3)(4)


RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted) ................  $          1,713          $          775          $          108
Ratio of Expenses to Average Daily Net Assets ............             1.50%                   2.20%                   2.20%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................             1.94%                   2.64%                   2.64%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................             0.99%                   0.29%                   0.29%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................             0.55%                  (0.15%)                 (0.15%)
Portfolio Turnover Rate ..................................               25%                     25%                     25%
Average Commission Rate Paid (5) .........................  $         0.0365          $       0.0365          $       0.0365

----------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) The average shares outstanding method has been applied for per share information.

(3) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(4) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus. Such expense limitations have been extended through January 31, 1998.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                                               Quantum Fund         Quantum Fund        Quantum Fund
                                                                 A Class               B Class            C Class
                                                               ------------         ------------        ------------
                                                                Unaudited            Unaudited           Unaudited
                                                                2/25/97(1)           2/25/97(1)          2/25/97(1)
                                                                 through              through             through
                                                                 7/31/97              7/31/97             7/31/97
                                                               ------------         ------------        ------------

Net Asset Value, Beginning of Period .....................    $    8.5000           $    8.5000            $  8.5000
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (2) ................................         0.0198                0.0148               0.0165
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................         1.3802                1.3552               1.3535
                                                              -----------           -----------            ---------
       Total From Investment Operations ..................         1.4000                1.3700               1.3700
                                                              -----------           -----------            ---------
LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................           none                  none                 none
Distributions from Capital Gains .........................           none                  none                 none
       Total Distributions ...............................           none                  none                 none
                                                              -----------           -----------            ---------
Net Asset Value, End of Period ...........................    $    9.9000           $    9.8700            $  9.8700
                                                              ===========           ===========            =========

TOTAL RETURN .............................................         16.47%(3)(4)          16.12%(3)(4)         16.12%(3)(4)


RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted) ................    $     4,508           $     3,862            $     786
Ratio of Expenses to Average Daily Net Assets ............          1.50%                 2.20%                2.20%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................          1.93%                 2.63%                2.63%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................          0.29%                (0.23%)              (0.23%)
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................          0.04%                (0.66%)              (0.66%)
Portfolio Turnover Rate ..................................            23%                   23%                  23%
Average Commission Rate Paid (5) .........................    $    0.0346           $    0.0346            $  0.0346

----------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) The average shares outstanding method has been applied for per share information.

(3) Does not reflect the maximum sales charge of 4.75%, nor the 1% CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(4) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus. Such expense limitations have been extended through January 31, 1998.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was was a commission charged.

                                 AUGUST 22, 1997

                               DECATUR INCOME FUND
                            DECATUR TOTAL RETURN FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 24, 1997


      The following supplements the Prospectus.

FINANCIAL HIGHLIGHTS

      The following unaudited financial highlights for the Decatur Income Fund and Decatur Total Return Fund (the "Funds") are derived from the unaudited financial statements of the Funds for the period December 1, 1996 through May 31, 1997. The data should be read in conjunction with the unaudited financial statements and related notes for the six months ended May 31, 1997, all of which are incorporated by reference into Delaware Group Equity Funds II, Inc.'s Statement of Additional Information by supplement date August 22, 1997.

                                                   Decatur Income       Decatur Total Return
                                                        Fund                   Fund
                                                    Institutional          Institutional
                                                        Class                  Class
                                                   --------------       --------------------
                                                      Unaudited              Unaudited
                                                     Six Months             Six Months
                                                        ended                  ended
                                                       5/31/97(1)             5/31/97(1)
                                                     -------------          -------------

Net Asset Value, Beginning of Period ........        $     21.3100          $     17.5700

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income .......................               0.3200                 0.1800
Net Gains (Losses) on Securities
    (both realized and unrealized) ..........               1.8800                 1.7700
                                                     -------------          -------------
       Total From Investment Operations .....               2.2000                 1.9500
                                                     -------------          -------------

LESS DISTRIBUTIONS
Dividends from Net Investment Income ........              (0.3200)               (0.2500)
Distributions from Capital Gains ............              (2.6800)               (1.8500)
                                                     -------------          -------------
       Total Distributions ..................              (3.0000)               (2.1000)
                                                     -------------          -------------

Net Asset Value, End of Period ..............        $     20.5100          $     17.4200
                                                     =============          =============


TOTAL RETURN ................................                12.01%                 12.68%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ...        $     270,877          $      58,221
Ratio of Expenses to Average Daily Net Assets                 0.69%                  0.82%
Ratio of Net Investment Income to Average
    Daily Net Assets ........................                 3.38%                  2.17%
Portfolio Turnover Rate .....................                   86%                    64%
Average Commission Rate Paid (2) ............        $      0.0600          $      0.0600

-----------

(1)   Ratios have been annualized but total return has not been annualized.

(2) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                 AUGUST 22, 1997

                                 BLUE CHIP FUND
                                  QUANTUM FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 24, 1997


      The following supplements the Prospectus.

FINANCIAL HIGHLIGHTS

      The following unaudited financial highlights for the Blue Chip Fund and Quantum Fund (the "Funds") are derived from the unaudited financial statements of the Funds for the period February 25, 1997 (date of initial public offering) through June 31, 1997. The data should be read in conjunction with the unaudited financial statements and related notes which are included with Delaware Group Equity Funds II, Inc.'s Statement of Additional Information by supplement dated August 22, 1997.

                                                                    Blue Chip           Quantum
                                                                      Fund               Fund
                                                                  Institutional      Institutional
                                                                      Class              Class
                                                                  -----------         -----------
                                                                    Unaudited          Unaudited
                                                                   2/25/97(1)         2/25/97(1)
                                                                     through            through
                                                                    7/31/97             7/31/97
                                                                  -----------         -----------

Net Asset Value, Beginning of Period .....................        $    8.5000         $    8.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income(2) ....................................             0.0456              0.0237
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................             1.2044              1.3863
                                                                  -----------         -----------
       Total From Investment Operations ..................             1.2500              1.4100
                                                                  -----------         -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................               none                none
Distributions from Capital Gains .........................               none                none
       Total Distributions ...............................               none                none

Net Asset Value, End of Period ...........................        $    9.7500         $    9.9100
                                                                  ===========         ===========


Total Return .............................................              14.71%              16.59%


RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................        $     1,799         $     1,836
Ratio of Expenses to Average Daily Net Assets ............               1.20%               1.20%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................               1.64%               1.63%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................               1.29%               0.77%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................               0.85%               0.34%
Portfolio Turnover Rate ..................................                 25%                 23%
Average Commission Rate Paid(3) .............................        $    0.0365         $    0.0346

---------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.


(2) The average shares outstanding method has been applied for per share information.

(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                 AUGUST 22, 1997
                      DELAWARE GROUP EQUITY FUNDS II, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 24, 1997

      The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

      The 30-day yield of each Class of Decatur Income Fund and Decatur Total Return Fund as of May 31, 1997 were as follows:

                                        DECATUR                    DECATUR TOTAL
                                      INCOME FUND                   RETURN FUND
Class A Shares                           2.77%                         1.55%
Class B Shares                           2.17%                         0.93%
Class C Shares                           2.16%                         0.94%
Institutional Class shares                                             3.17%    1.93%


      The performance of Decatur Income Fund Class A Shares and Institutional Class shares, as shown below, is the average annual total return quotation through May 31, 1997.

                           AVERAGE ANNUAL TOTAL RETURN
                               DECATUR INCOME FUND


                                    Class A
                                 Shares(1)(2)(3)       Class A Shares     Institutional
                                   (at Offer)            (at NAV)(3)        Class(4)

        1 year ended 5/31/97         19.97%                25.94%            26.15%

        3 years ended 5/31/97        19.59%                21.55%            21.71%

        5 years ended 5/31/97        15.69%                16.82%            16.92%

        10 years ended 5/31/97       11.33%                11.87%            11.92%

        15 years ended 5/31/97       15.78%                16.16%            16.19%

        3/18/57(5) through 5/31/97   12.34%                12.48%            12.49%

---------------
(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.

(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.

(5)   Date of initial public offering of Decatur Income Fund A Class.

      The performance of Decatur Income Fund Class B Shares and Class C Shares, as shown below, is the average annual total return quotation through May 31, 1997.

                           AVERAGE ANNUAL TOTAL RETURN
                               DECATUR INCOME FUND


               Class B Shares    Class B Shares                 Class C Shares   Class C Shares
                 (Including        (Excluding                     (Including        (Excluding
                  Deferred          Deferred                       Deferred          Deferred
                Sales Charge)     Sales Charge)                  Sales Charge)     Sales Charge)
1 year ended                                     1 year ended
5/31/97             20.92%           24.92%         5/31/97           23.88%          24.88%

Period                                              Period
9/6/94(1)                                         11/29/95(2)
through                                             through
5/31/97             20.41%           21.20%         5/31/97           23.55%          23.55%


(1)   Date of initial public offering of Decatur Income Fund B Class.

(2)   Date of initial public offering of Decatur Income Fund C Class.

      The performance of Decatur Total Return Fund Class A Shares and Institutional Class shares, as shown below, is the annual average total return quotation through May 31, 1997.


                           AVERAGE ANNUAL TOTAL RETURN
                            DECATUR TOTAL RETURN FUND

                                    Class A Shares    Class A Shares      Institutional
                                     (at Offer)(1)       (at NAV)           Class(2)

        1 year ended 5/31/97            21.39%             27.45%            27.79%

        3 years ended 5/31/97           20.95%             22.94%            23.31%

        5 years ended 5/31/97           16.33%             17.47%            17.73%

        10 years ended 5/31/97          12.47%             13.03%            13.15%

        Period 8/27/86(3)
        through 5/31/97                 13.63%             14.15%            14.27%

---------------
(1) Effective November 29, 1995, the maximum front-end sales charge was reduced from 5.75% to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.

(3)   Date of initial public offering of Decatur Total Return Fund A Class.

      The performance of Decatur Total Return Fund Class B Shares and Class C Shares, as shown below, is the average annual total return quotation through May 31, 1997.

                           AVERAGE ANNUAL TOTAL RETURN
                            DECATUR TOTAL RETURN FUND

               Class B Shares   Class B Shares                 Class C Shares    Class C Shares
                 (Including       (Excluding                     (Including        (Excluding
                  Deferred         Deferred                       Deferred          Deferred
                Sales Charge)    Sales Charge)                  Sales Charge)     Sales Charge)

1 year ended                                      1 year ended
5/31/97           22.51%            26.51%        5/31/97           25.49%         26.49%

Period                                            Period
9/6/94(1)                                         11/29/95(2)
through                                           through
5/31/97           20.41%            21.20%        5/31/97           24.50%         24.50%

---------------
(1)   Date of initial public offering of Decatur Total Return Fund B Class.

(2)   Date of initial public offering of Decatur Total Return Fund C Class.

      The Performance of Decatur Income Fund Class A Shares and Institutional Class shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                             CUMULATIVE TOTAL RETURN
                               DECATUR INCOME FUND


                                       Class A
                                      Shares(1)(2)(3)    Institutional     S&P 500         Dow Jones
                                        (at Offer)          Class(4)       Index(5)      Industrial(5)

        3 months ended 5/31/97             0.56%              5.65%          7.83%          7.12%

        6 months ended 5/31/97             6.64%(6)          12.01%         13.18%         13.54%

        9 months ended 5/31/97            20.02%             26.07%         32.11%         32.58%

        1 year ended 5/31/97              19.97%             26.15%         29.44%         32.72%

        3 years ended 5/31/97             71.04%             80.31%         99.72%        109.88%

        5 years ended 5/31/97            107.26%            118.52%        132.34%        146.05%

        10 years ended 5/31/97           192.42%            208.35%        293.99%        337.02%

        15 years ended 5/31/97           800.17%            849.29%       1163.91%       1435.75%

        3/18/57(7) through 5/31/97    10,664.95%         11,249.51%             N/A             N/A

---------------
(1) On May 2, 1994, the maximum front-end sales charge was reduced from 8.50% to 5.75%.

(2) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.

(3) Performance figures for periods after May 1, 1994 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(4) Date of initial public offering of Decatur Income Fund Institutional Class was January 13, 1994.

(5)   Source: Lipper Analytical Services, Inc.

(6) For the six months ended May 31, 1997, cumulative total return for Decatur Income Fund A Class at net asset value was 11.94%.

(7)   Date of initial public offering of Decatur Income Fund A Class.

      The performance of Decatur Income Fund Class B Shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                             CUMULATIVE TOTAL RETURN
                               DECATUR INCOME FUND

                                 Class B Shares    Class B Shares
                                   (Including        (Excluding
                                    Deferred          Deferred        S&P 500         Dow Jones
                                  Sales Charge)     Sales Charge)    Index(1)      Industrial(1)

3 months ended 5/31/97                1.41%             5.41%          7.83%          7.12%

6 months ended 5/31/97                7.60%            11.45%         13.18%         13.54%

9 months ended 5/31/97               21.20%            25.20%         32.11%         32.58%

1 year ended 5/31/97                 20.92%            24.92%         29.44%         32.74%

Period 9/6/94(2)
through 5/31/97                      66.18%            69.18%         90.44%        100.15%

---------------
(1)   Source: Lipper Analytical Services, Inc.

(2)   Date of initial public offering of Decatur Income Fund B Class.

      The performance of Decatur Income Fund Class C Shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                             CUMULATIVE TOTAL RETURN
                               DECATUR INCOME FUND

                                  Class C Shares    Class C Shares
                                    (Including        (Excluding
                                     Deferred          Deferred        S&P 500         Dow Jones
                                   Sales Charge)     Sales Charge)    Index(1)      Industrial(1)

3 months ended 5/31/97                4.39%             5.39%          7.83%          7.12%

6 months ended 5/31/97               10.50%            11.46%         13.18%         13.54%

9 months ended 5/31/97               24.23%            25.23%         32.11%         32.58%

1 year ended 5/31/97                 23.88%            24.88%         29.44%         32.74%

Period 11/29/95(2)
through 5/31/97                      37.50%            37.50%         44.69%         49.29%

---------------
(1)   Source: Lipper Analytical Services, Inc.

(2)   Date of initial public offering of Decatur Income Fund C Class.

      The performance of Decatur Total Return Class A Shares and Institutional Class shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                             CUMULATIVE TOTAL RETURN
                            DECATUR TOTAL RETURN FUND

                                  Class A Shares     Institutional     S&P 500         Dow Jones
                                   (at Offer)(1)       Class(2)       Index(3)       Industrial(3)

        3 months ended 5/31/97        1.15%             6.24%           7.83%           7.12%

        6 months ended 5/31/97        7.23%(4)         12.68%          13.18%          13.54%

        9 months ended 5/31/97       21.80%            28.12%          32.11%          32.58%

        1 year ended 5/31/97         21.39%            27.79%          29.44%          32.72%

        3 years ended 5/31/97        76.96%            87.49%          99.72%         109.88%

        5 years ended 5/31/97       113.01%           126.17%         132.34%         146.05%

        10 years ended 5/31/97      223.96%           243.98%         293.99%         337.02%

        Period 8/27/86(5)
        through 5/31/97             295.58%           320.10%         362.88%         441.01%

------------
(1) Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% from 5.75%. The above performance figures are calculated using 4.75% as the applicable sales charge for all periods, and are more favorable than they would have been had they been calculated using the former sales charges.

(2) Date of initial public offering of Decatur Total Return Fund Institutional Class was July 26, 1993.

(3)   Source: Lipper Analytical Services, Inc.

(4) For the six months ended May 31, 1997, cumulative total return at net asset value for Decatur Total Return Fund A Class was 12.55%.

(5)   Date of initial public offering of Decatur Total Return Fund A Class.

      The performance of Decatur Total Return Fund Class B Shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                             CUMULATIVE TOTAL RETURN
                            DECATUR TOTAL RETURN FUND

                                  Class B Shares    Class B Shares
                                    (Including        (Excluding
                                     Deferred          Deferred       S&P 500          Dow Jones
                                   Sales Charge)     Sales Charge)    Index(1)      Industrial(1)

        3 months ended 5/31/97        1.99%             5.99%           7.83%           7.12%

        6 months ended 5/31/97        8.19%            12.17%          13.18%          13.54%

        9 months ended 5/31/97       23.16%            27.16%          32.11%          32.58%

        1 year ended 5/31/97         22.51%            26.51%          29.44%          32.72%

        Period 9/6/94(2)
        through 5/31/97              73.10%            76.10%          90.44%         100.15%

------------
(1)   Source: Lipper Analytical Services, Inc.

(2)   Date of initial public offering of Decatur Total Return Fund B Class.

      The performance of Decatur Total Return Fund Class C Shares, as shown below, is the cumulative total return quotation through May 31, 1997.

                            CUMULATIVE TOTAL RETURN
                           DECATUR TOTAL RETURN FUND

                                  Class C Shares    Class C Shares
                                    (Including        (Excluding
                                     Deferred          Deferred        S&P 500         Dow Jones
                                   Sales Charge)     Sales Charge)    Index(1)      Industrial(1)

3 months ended 5/31/97                4.94%             5.94%           7.83%           7.12%

6 months ended 5/31/97               11.14%            12.13%          13.18%          13.54%

9 months ended 5/31/97               26.14%            27.14%          32.11%          32.58%

1 year ended 5/31/97                 25.49%            26.49%          29.44%          32.74%

Period 11/29/95(2)
through 5/31/97                      39.09%            39.09%          44.69%          49.29%

------------
(1)   Source: Lipper Analytical Services, Inc.

(2)   Date of initial public offering of Decatur Total Return Fund C Class.


      The performance of Class A Shares and Institutional Class shares of the Blue Chip Fund and Quantum Fund, as shown below, is the cumulative total return quotation through July 31, 1997.

                           CUMULATIVE TOTAL RETURN(1)

                                Blue Chip       Quantum   Blue Chip Fund  Quantum Fund
                              Fund A Class   Fund A Class  Institutional  Institutional
                               (at Offer)     (at Offer)       Class          Class

3 months ended 7/31/97           12.36%         13.79%        18.04%        19.54%

Period 2/25/97(2)                 9.08%         10.99%        14.71%        16.59%
through 7/31/97

------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares and Institutional Class shares of a Fund do not exceed 1.50% and 1.20%, respectively, (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, but, in the case of Class A Shares, inclusive of applicable 12b-1 expenses) through January 31, 1998. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

      The performance of Class B Shares of the Blue Chip Fund and Quantum Fund, as shown below, is the cumulative total return quotation through July 31, 1997.

                           CUMULATIVE TOTAL RETURN(1)


                                Blue Chip         Blue Chip          Quantum         Quantum
                              Fund B Class      Fund B Class       Fund B Class    Fund B Class
                               (Including        (Excluding)       (Including)     (Excluding)
                                Deferred          Deferred          Deferred         Deferred
                              Sales Charge)     Sales Charge)    Sales Charge)    Sales Charge)

3 months ended 7/31/97           13.84%            17.84%            15.20%           19.20%

Period 2/25/97(2)                10.24%            14.24%            12.12%           16.12%
through 7/31/97

--------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class B Shares of a Fund do not exceed 2.20% (exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, but inclusive of applicable 12b-1 expenses) through January 31, 1998. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

      The performance of Class C Shares of the Blue Chip Fund and Quantum Fund, as shown below, is the cumulative total return quotation through July 31, 1997.

                           CUMULATIVE TOTAL RETURN(1)

                                Blue Chip         Blue Chip             Quantum           Quantum
                              Fund C Class      Fund C Class          Fund C Class     Fund C Class
                               (Including        (Excluding)           (Including)      (Excluding)
                                Deferred          Deferred             Deferred         Deferred
                              Sales Charge)     Sales Charge)        Sales Charge)    Sales Charge)

3 months ended 7/31/97           16.70%            17.70%                18.20%           19.20%

Period 2/25/97(2)                13.24%            14.24%                15.12%           16.12%
through 7/31/97

--------------
(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class C Shares of a Fund do not exceed 2.20% ( exclusive of taxes, interest, brokerage commissions and extraordinarily expenses, but inclusive of applicable 12b-1 expenses) through January 31, 1998. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

      The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

      As of July 31, 1997, the officers and directors of Delaware Group Equity Fund II, Inc. owned less than 1% of the outstanding shares of the Decatur Income Fund Class A Shares, Decatur Income Fund Class B Shares, Decatur Income Fund Class C Shares, Decatur Income Fund Institutional Class shares, Decatur Total Return Fund Class A Shares, Decatur Total Return Fund Class B Shares, Decatur Total Return Fund Class C Shares, Decatur Total Return Fund Institutional Class shares, Blue Chip Fund Class A Shares, Blue Chip Fund Class B Shares, Blue Chip Fund Class C Shares, Blue Chip Fund Institutional Class shares, Quantum Fund Class A Shares, Quantum Fund Class B Shares, Quantum Fund Class C Shares and Quantum Fund Institutional Class shares.

      Management believes the following accounts held 5% or more of the outstanding shares of a Class as of July 31, 1997:

Class                 Name and Address of Account            Share Amount       Percentage
-----                 ---------------------------            ------------       ----------
Decatur Income Fund   MLPF&S for the sole benefit of           1,606,572          31.37%
A Class               its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL 32246-6484

                      Life Insurance Company of                  677,038          13.22%
                      North America
                      Attn: Brian Franke
                      P.O. Box 149138
                      Austin TX  78714-9138

Decatur Income Fund   MLPF&S for the sole benefit                483,459          10.08%
B Class               of its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL 32246-6484

Decatur Income Fund   MLPF&S for the sole benefit                167,823          31.23%
C Class               of its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL 32246-6484


Decatur Income Fund   The Northern Trust Co.                   3,018,863          23.04%
Institutional Class   Cust. J Paul Getty Trust
                      401 Wilshire Blvd. Ste. 1000
                      Santa Monica CA  90401-1430

                      RS 401(k) Plan                           2,652,752          20.25%
                      Price Waterhouse LLP Savings Plan
                      c/o DELPAC 16th floor
                      1818 Market St.
                      Philadelphia PA 19103-3638

                      Brigham Young University                 1,615,973          12.33%
                      RL Ball & Associates
                      c/o Richard White
                      C-242 ASB
                      Provo UT 84602-1128

                      RS Day & Zimmerman                       1,312,268          10.01%
                      Attn: Retirement Plans
                      1818 Market Street
                      Philadelphia PA 19103-3638

Class                 Name and Address of Account                Share Amount    Percentage
-----                 ---------------------------                ------------    ----------
Decatur Income Fund   Grace S. & W. Linton Nelson                   974,330         7.43%
Institutional Class   Foundation Incorporated
                      c/o Fred C. Aldridge Jr.
                      940 W. Valley Rd. Suite 1601
                      Wayne PA  19087-1832

Decatur Total Return  MLPF&S for the sole benefit                 1,066,692        28.04%
Fund A Class          of its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246-6484

                      National City Bank                            203,182         5.34%
                      FBO McKeesport Health Care Trust
                      P.O. Box 94777
                      Cleveland OH  44101-4777

Decatur Total Return  MLPF&S for the sole benefit of                152,599        14.75%
Fund B Class          its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL 32246-6484

Decatur Total Return  MLPF&S for the sole benefit of                535,220         9.23%
Fund C Class          its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL 32246-6484

Decatur Total Return  First Trust NA                              1,471,482        40.71%
Fund Institutional    TRST Northern States Power
Class                 Employee Retirement Saving Plan
                      P.O. Box 64482
                      St. Paul MN  55164-0482

                      Federated Life Insurance Company            1,161,301        32.13%
                      Attn: Tom Koch
                      P.O. Box
                      Owatonna MN  55060-0328

                      Lincoln National Life Insurance Company   410,581.610        11.35%
                      Attn:  Karen Gerke
                      1300 S. Clinton Street
                      Fort Wayne IN  46802-3506

Blue Chip Fund        PaineWebber for the benefit of                 26,575        15.17%
A Class               PaineWebber CDN FBO
                      Eric S. Petersen
                      P.O. Box 1108
                      New York NY  10268-1108

Blue Chip Fund        The Page Family Trust                           6,674         8.72%
B Class               1452 Engracia Avenue
                      Torrance CA 90501-3201

Blue Chip Fund        FBO Linda A. Benesh                             2,424        21.79%
C Class               2602 Caldwell Mill Lane
                      Birmingham AL 35243-1714

Class                 Name and Address of Account               Share Amount     Percentage
-----                 ---------------------------               ------------     ----------
Blue Chip Fund        Lincoln Investment Management, Inc.       176,470           95.62%
Institutional Class   Attn: Patricia Roller
                      200 E. Berry Street, Ste 3R04
                      Fort Wayne IN  46802-2706

Quantum Fund          N/A                                           N/A              N/A
A Class

Quantum Fund          MLPF&S for the sole benefit                25,847            6.69%
B Class               of its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL  32246-6484

Quantum Fund          MLPF&S for the sole benefit                18,448           24.96%
C Class               of its customers
                      Attn: Fund Administration
                      4800 Deer Lake Drive East, 3rd Floor
                      Jacksonville FL  32246-6484

                      Advest Inc.                                 6,213            8.40%
                      90 State House Square
                      Hartford CT  06103-3702

                      John Henderson                              4,987            6.74%
                      1238 Kainui Drive
                      Kailua HI  96734-1933

                      William B. Rudow & Miriam                   4,054            5.48%
                      F. Rudow JT WROS
                      9 Reese Road
                      Asheville NC  28805-1426

Quantum Fund          Lincoln Investment Management Inc.        174,470           95.28%
Institutional Class   Attn: Patricia Roller
                      200 E. Berry Street, Ste 3R04
                      Fort Wayne IN  46802-2706

      The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds II, Inc., and in its capacity as such, audits the financial statements of the Funds. Decatur Income Fund's and Decatur Total Return Fund's Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP for the fiscal year ended November 30, 1996, are included in Delaware Group Equity Funds II, Inc.- Decatur Income Fund's and Delaware Group Equity Funds II, Inc.- Decatur Total Return Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements for the period ended May 31, 1997 for the Decatur Income Fund and Decatur Total Return Fund are incorporated by reference from the Semi-Annual Reports into this Part B. In addition, unaudited financial information for the period February 25, 1997 (date of initial public offering) through July 31, 1997 for the Blue Chip Fund and Quantum Fund follows.

DELAWARE GROUP EQUITY FUNDS II, INC.
BLUE CHIP FUND
STATEMENT OF NET ASSETS
JULY 31, 1997
( UNAUDITED )

                                                                          NUMBER OF            MARKET
                                                                           SHARES              VALUE
              COMMON STOCK- 95.11%
              AEROSPACE & DEFENCE- 2.29%
              General Dynamics                             .........            400                35,400
              United Technologies                          .........            770                65,113
                                                                                         -----------------
                                                                                                  100,513
                                                                                         -----------------

              AUTOMOBILE & AUTO PARTS- 3.74%
              B.F. Goodrich                                .........            455                20,560
              Cooper Industries                            .........            860                47,784
              Ford Motor                                   .........          2,085                85,224
              General Motors                               .........            175                10,828
                                                                                         -----------------
                                                                                                  164,396
                                                                                         -----------------


              BANKING & FINANCE- 11.76%
              Ahmanson (H.F.) & Co.                        .........            400                21,275
              Bank of Boston                               .........            530                45,017
              Bank of New York                             .........          1,330                64,588
              Bear Stearns                                 .........          1,350                55,097
              Chase Manhattan                              .........            690                78,358
              Comdisco                                     .........          1,000                27,938
              Comerica                                     .........            300                22,687
              First Chicago NBD                            .........            855                64,873
              MBIA                                         .........            165                19,470
              NationsBank                                  .........            745                53,035
              Paine Webber Group                           .........            400                16,000
              Student Loan Marketing Association           .........            325                48,730
                                                                                         -----------------
                                                                                                  517,068
                                                                                         -----------------

              BUILDINGS & MATERIALS- 1.49%
              Armstrong World Industries                   .........            600                44,288
            * USG                                          .........            450                21,150
                                                                                         -----------------
                                                                                                   65,438
                                                                                         -----------------

              CABLE, MEDIA, & PUBLISHING- 1.30%
              Knight-Ridder                                .........             85                 4,223
              New York Times                               .........            550                27,638
              Omnicom Group                                .........            325                22,689
              Reynolds & Reynolds Class A                  .........            135                 2,616
                                                                                         -----------------
                                                                                                   57,166
                                                                                         -----------------

              CHEMICALS- 2.34%
              Avery Dennison                               .........            395                17,429
              Dow Chemical                                 .........            735                69,825
              Lyondell Petrochemicals                      .........            600                15,788
                                                                                         -----------------
                                                                                                  103,042
                                                                                         -----------------

              COMPUTERS & TECHNOLOGY- 7.25%
            * American Power Conversion                    .........            750                18,703
            * Cadence Design Systems                       .........          1,100                48,881
            * Compaq Computer                              .........          1,150                65,694
              Deluxe                                       .........            180                 5,996
              Microsoft                                    .........            200                28,269
            * Read-Rite                                    .........          1,000                25,844
            * Sun Microsystems                             .........          1,335                61,035
            * Western Digital                              .........          1,670                64,295
                                                                                         -----------------
                                                                                                  318,717
                                                                                         -----------------

              CONSUMER PRODUCTS- 5.24%
              Clorox                                       .........            380                53,058
              General Electric                             .........          1,520               106,685
              Procter & Gamble                             .........            465                70,738
                                                                                         -----------------
                                                                                                  230,481
                                                                                         -----------------

              ENERGY- 8.44%
              Atlantic Richfield                           .........            300                22,444
              Exxon                                        .........          1,660               106,655
              Occidental Petroleum                         .........          2,200                55,137
            * Oryx Energy                                  .........            780                19,256
              Royal Dutch Petroleum                        .........            730                40,834
              Texaco                                       .........            485                56,290
              USX-Marathon Group                           .........            905                29,130
              Unocal                                       .........          1,035                41,400
                                                                                         -----------------
                                                                                                  371,146
                                                                                         -----------------

              ENVIRONMENTAL SERVICES- 1.73%
              Halliburton                                  .........            750                34,500
              Honeywell                                    .........            555                41,452
                                                                                         -----------------
                                                                                                   75,952
                                                                                         -----------------

              FOOD, BEVERAGE, & TOBBACCO- 8.20%
            * Boston Chicken                               .........          1,200                15,638
              Campbell Soup                                .........            260                13,488
              Coca Cola                                    .........            810                56,093
              ConAgra                                      .........            400                28,125
              Fortune Brands                               .........            620                21,971
              Gallagher Group Plc                          .........            310                 5,561
              Heinz (H.J.)                                 .........            750                34,641
              Hershey Foods                                .........            475                26,244
              Philip Morris                                .........          2,310               104,239
              RJR Nabisco Holdings                         .........          1,315                43,148
              Universal Foods                              .........            300                11,400
                                                                                         -----------------
                                                                                                  360,548
                                                                                         -----------------

              HEALTHCARE & PHARMACEUTICALS- 8.78%
              Abbott Laboratories                          .........            135                 8,834
              American Home Products                       .........            200                16,488
            * Amgen                                        .........            950                55,842
              Bristol-Myers Squibb                         .........          1,210                94,909
              Johnson & Johnson                            .........            655                40,815
              Lincare Holdings                             .........            385                18,937
              Merck & Company                              .........            795                82,630
              Schering-Plough                              .........          1,240                67,657
                                                                                         -----------------
                                                                                                  386,112
                                                                                         -----------------

              INDUSTRIAL MACHINERY- 3.21%
              Caterpillar                                  .........          1,050                58,800
              Harris Corp Delaware                         .........            300                26,063
              Ingersoll-Rand                               .........            825                56,152
                                                                                         -----------------
                                                                                                  141,015
                                                                                         -----------------
              INSURANCE- 7.06%
              Allstate                                     .........            100                 7,900
              CIGNA                                        .........            265                52,868
              Marsh & McLennan                             .........            600                46,462
            * Oxford Health Plans                          .........            565                47,566
              SunAmerica                                   .........            625                37,813
              Torchmark                                    .........            440                35,035
              Travelers Group                              .........          1,150                82,728
                                                                                         -----------------
                                                                                                  310,372
                                                                                         -----------------

              LEISURE, LODGING & ENTERTAINMENT- 1.70%

              Callaway Golf                                .........          1,300                45,500
              HFS                                          .........            115                 6,699
            * King World Productions                       .........            560                22,610
                                                                                         -----------------
                                                                                                   74,809
                                                                                         -----------------

              METALS & MINING- 1.61%
              Phelps Dodge                                 .........            610                51,888
              USX-U.S. Steel Group                         .........            520                19,013
                                                                                         -----------------
                                                                                                   70,901
                                                                                         -----------------

              PAPER & FOREST PRODUCTS- .35%
              Fort James                                   .........            375                     0
              James River - Virginia                       .........            375                15,445
                                                                                         -----------------
                                                                                                   15,445
                                                                                         -----------------
              RETAIL- 4.75%
              Gap                                          .........            550                24,441
              Harcourt General                             .........             75                 3,534
              Ross Stores                                  .........            850                26,881
            * Safeway                                      .........            900                48,262
              Sears,Roebuck                                .........            550                34,822
              TJX                                          .........          1,810                54,074
            * Woolworth                                    .........            600                16,988
                                                                                         -----------------
                                                                                                  209,002
                                                                                         -----------------

              TELECOMMUNICATIONS- 8.30%
              ADC Telecommunications                       .........            500                20,172
              Ameritech                                    .........            790                53,276
            * Ascend Communications                        .........            430                23,422
              Bell Atlantic                                .........            460                33,379
              BellSouth                                    .........            715                33,873
              GTE                                          .........            910                42,315
            * PairGain Technologies                        .........            655                14,062
              SBC Communications                           .........            972                57,530
            * Tellabs                                      .........            975                58,348
              U.S. West Communications Group               .........            780                28,519
                                                                                         -----------------
                                                                                                  364,896
                                                                                         -----------------

              TEXTILES, APPAREL & FURNITURE- 1.20%
              Johnson Controls                             .........            190                 8,514
              NIKE                                         .........            450                28,041
            * Tommy Hilfiger                               .........            365                16,265
                                                                                         -----------------
                                                                                                   52,820
                                                                                         -----------------

              TRANSPORTATION & SHIPPING- 2.26%
            * AMR                                          .........            245                26,353
              Brunswick                                    .........            680                21,930
              Tidewater                                    .........            405                20,453
            * UAL                                          .........            360                29,543
                                                                                         -----------------
                                                                                                   98,279
                                                                                         -----------------

              UTILITIES- 2.13%
              Baltimore Gas & Electric                     .........            185                 5,145
              Consolidated Edison of NY                    .........            125                 3,953
              Edison International                         .........            210                 5,303
              General Public Utilities                     .........          1,070                37,116
              New York State E & G                         .........            330                 8,291
              Texas Utilities                              .........            630                22,326
              Unicom                                       .........            500                11,344
                                                                                         -----------------
                                                                                                   93,478
                                                                                         -----------------

              TOTAL COMMON STOCK (COST $3,683,459)                                              4,181,596
                                                                                         -----------------

              REPURCHASE AGREEMENT- 8.14%
              With Chase Manhattan 5.75% 8/1/97

                 (dated 7/31/97,collateralized by $118,000
                 U.S. Treasury Notes 5.875% due 8/15/98
                 market value $121,284)                    .........        119,000               119,000
              With J.P. Morgan Securities 5.75% 8/1/97
                 (dated 7/31/97, collateralized by $61,000
                 U.S. Treasury Notes 6.50% due 4/30/99
                 market value $63,086 and $55,000
                 U.S. Treasury Notes 8.875% due 8/15/99,
                 market value $58,531)                     .........        119,000               119,000
              With PaineWebber 5.72% 8/01/97
                 (dated 7/31/97, collateralized by $121,000
                 U.S. Treasury Notes 6.25% due 6/30/98,
                 market value $122,644)                    .........        120,000               120,000
                                                                                         -----------------
              TOTAL REPURCHASE AGREEMENT
              (COST $358,000)                                                                     358,000
                                                                                         -----------------



              TOTAL MARKET VALIE OF SECURITIES OWNED - 103.27%                                  4,539,589
                 (COST $4,041,459)
              LIABILITIES NET OF RECEIVABLES
                 AND OTHER ASSETS - 3.27%                                                       (143,847)
              NET ASSETS APPLICABLE TO 451,543 SHARES
                 ($1.00 PAR VALUE) OUTSTANDING - 100%                                           4,395,742
                                                                                         =================

              NET ASSETS VALUE- BLUE CHIP A CLASS
              ($ 1,713,434 /176,025 SHARES)                                                         $9.73
                                                                                         =================
              NET ASSETS VALUE- BLUE CHIP B CLASS
              ($ 775,308 /79,853 SHARES)                                                            $9.71
                                                                                         =================
              NET ASSETS VALUE- BLUE CHIP C CLASS
              ($ 108,016 /11,122 SHARES)                                                            $9.71
                                                                                         =================
              NET ASSETS VALUE- BLUE CHIP INSTITUTIONAL CLASS
              ($ 1,798,984 /184,543 SHARES)                                                         $9.75
                                                                                         =================


              -----------------------------------------------------------------
              * Non-income producing securities for the period ending 7/31/97

              COMPONENTS OF NET ASSETS AT JULY 31, 1997 Common stock, $1.00 par value, 200,000,000 shares
                 allocated to the Fund with 100,000,000 shares allocated to Blue
                 Chip Fund A Class, 25,000,000 shares allocated to Blue Chip
                 Fund B Class, 25,000,000 shares allocated to Blue Chip Fund C
                 Class, 50,000,000 shares
                 allocated to Blue Chip Institutional Class                                     3,886,652

              Accumulated undistributed:
                Net investment income                                                              11,320
                Net realized loss on investments                                                    (360)
                Net unrealized appreciation on investments                                        498,130
                                                                                         -----------------
                Total net assets                                                                4,395,742
                                                                                         =================

                             See accompanying notes

DELAWARE GROUP EQUITY FUNDS II, INC.
QUANTUM FUND
STATEMENT OF NET ASSETS

JULY 31, 1997                                                                               NUMBER OF            MARKET
(UNAUDITED)                                                                                  SHARES               VALUE

            COMMON STOCK - 94.69%
            AUTOMOBILE & AUTO PARTS - 0.72%
            PACCAR                                                              .........         1,600                79,100
                                                                                                             -----------------
                                                                                                                       79,100
                                                                                                             -----------------
            BANKING & FINANCE - 21.62%
            Ahmanson (H.F.) & Co.                                               .........         2,760               146,797
            AmSouth Bancorporation                                              .........         2,672               115,397
            Bank of Boston                                                      .........         1,205               102,350
            Bank of New York                                                    .........         2,255               109,508
            BankAmerica                                                         .........         2,825               213,288
            Bear Stearns                                                        .........         3,365               137,334
            Chase Manhattan                                                     .........         1,925               218,608
            City National                                                       .........         3,305                95,019
            Comdisco                                                            .........         2,500                69,844
            Comerica                                                            .........         1,770               133,856
            Edwards (A.G.)                                                      .........         2,190                92,528
            First Chicago NBD                                                   .........         1,260                95,602
            First Union                                                         .........           625                63,398
            First of America Bank                                               .........         2,042               113,331
            Mellon Bank                                                         .........         2,980               150,304
            NationsBank                                                         .........         2,220               158,036
            Paine Webber Group                                                  .........         3,460               138,400
          * Republic New York                                                   .........           675                77,963
          * Student Loan Marketing Association                                  .........           965               144,690
                                                                                                             -----------------
                                                                                                                    2,376,253
                                                                                                             -----------------
            BUILDINGS & MATERIALS -  0.59%
            Oakwood Homes                                                       .........         2,400                64,500
                                                                                                             -----------------
                                                                                                                       64,500
                                                                                                             -----------------
            CABLE, MEDIA & PUBLISHING - 2.64%
            Dun & Bradstreet                                                    .........         1,620                43,740
            Ennis Business Forms                                                .........         2,475                21,966
            Harland (John H.)                                                   .........           865                16,976
            New York Times                                                      .........         1,815                91,204
            Omnicom Group                                                       .........         1,670               116,587
                                                                                                             -----------------
                                                                                                                      290,473
                                                                                                             -----------------
            CHEIMICALS - 0.58%
            Avery Dennison                                                      .........         1,170                51,626
            International Flavors & Fragrances                                  .........           230                12,204
                                                                                                             -----------------
                                                                                                                       63,830
                                                                                                             -----------------
            COMPUTERS & TECHNOLOGY - 9.94%
          * Cadence Design Systems                                              .........         2,900               128,869
          * Compaq Computer                                                     .........         4,438               253,492
            Deluxe                                                              .........         2,025                67,458
            HBO                                                                 .........         1,515               117,128
          * Micron Electronics                                                  .........         2,800                53,025
          * Microsoft                                                           .........         1,500               212,016
          * Quantum                                                             .........         4,900               142,559
          * Western Digital                                                     .........         3,060               117,810
                                                                                                             -----------------
                                                                                                                    1,092,357
                                                                                                             -----------------
            CONSUMER PRODUCTS - 2.57%
            Avon Products                                                       .........         1,555               112,835
            Clorox                                                              .........           895               124,964
            Premark International                                               .........         1,400                44,188

                                                                                                             -----------------
                                                                                                                      281,987
                                                                                                             -----------------
            ELECTRONICS & ELECTRICAL EQUIPMENT - 1.75%
          * American Power Conversion                                           .........         4,900               122,194
            Anixter International                                               .........         4,000                70,500
                                                                                                             -----------------
                                                                                                                      192,694
                                                                                                             -----------------
            ENERGY - 2.51%
          * Global Marine                                                       .........         2,200                62,975
            Helmerich & Payne                                                   .........           710                47,792
          * Oryx Energy                                                         .........         3,480                85,912
            Union Texas Petroleum                                               .........         3,800                79,087
                                                                                                             -----------------
                                                                                                                      275,766
                                                                                                             -----------------
            FOOD & BEVERAGE - 8.60%
          * Boston Chicken                                                      .........         3,800                49,519
            Campbell Soup                                                       .........         2,155               111,791
            Coca Cola                                                           .........         2,535               175,549
            Flowers Industries                                                  .........         4,670                81,433
            Hershey Foods                                                       .........         2,405               132,876
            Hormel Foods                                                        .........           375                10,594
            International Multifoods                                            .........         1,000                28,250
            Interstate Bakeries                                                 .........         2,325               141,825
            Quaker Oats                                                         .........         2,810               143,837
            Ralston-Purina Group                                                .........           470                42,418
            Universal Foods                                                     .........           720                27,360
                                                                                                             -----------------
                                                                                                                      945,452
                                                                                                             -----------------
            HEALTHCARE & PHARMACEUTICALS - 7.04%
          * Amgen                                                               .........         2,135               125,498
          * HEALTHSOUTH                                                         .........         4,550               120,575
            Johnson & Johnson                                                   .........         2,670               166,374
          * Lincare Holdings                                                    .........         1,455                71,568
          * PhyCor                                                              .........         1,820                60,743
            Schering-Plough                                                     .........         4,200               229,163
                                                                                                             -----------------
                                                                                                                      773,921
                                                                                                             -----------------
            INSURANCE - 10.73%
            Allstate                                                            .........         1,175                92,825
            CIGNA                                                               .........           735               146,633
            Marsh & McLennan                                                    .........         2,150               166,491
            Mercury General                                                     .........           905                70,138
            Mid Ocean                                                           .........           610                36,905
            Old Republic International                                          .........         2,225                77,875
          * Oxford Health Plans                                                 .........         1,275               107,339
          * Reliance Group Holdings                                             .........         7,500                97,969
            SunAmerica                                                          .........         1,875               113,438
            Travelers Group                                                     .........         3,750               269,766
                                                                                                             -----------------
                                                                                                                    1,179,379
                                                                                                             -----------------
            LEISURE, LODGING & ENTERTAINMENT - 1.13%
            Callaway Golf                                                       .........         2,210                77,350
            Fleetwood Enterprises                                               .........           260                 8,434
            King World Productions                                              .........           960                38,760
                                                                                                             -----------------
                                                                                                                      124,544
                                                                                                             -----------------
            METALS & MINING - 0.20%
            Cleveland Cliffs Iron                                               .........           500                21,750
                                                                                                             -----------------
                                                                                                                       21,750
                                                                                                             -----------------
            PACKAGING & CONTAINERS - 0.86%
          * Sealed Air                                                          .........         2,010                94,219
                                                                                                             -----------------
                                                                                                                       94,219
                                                                                                             -----------------
            RETAIL - 9.78%
            CVS Corporation                                                     .........         1,690                96,119
            Gap                                                                 .........         2,165                96,207

            Jostens                                                             .........         1,650                42,591
            Pier 1 Imports                                                      .........         5,865               103,371
            Ross Stores                                                         .........         3,855               121,914
          * Safeway                                                             .........         2,220               119,047
            Sears,Roebuck                                                       .........         2,365               149,728
            TJX                                                                 .........         5,150               153,856
            Tiffany                                                             .........         2,500               112,969
            Woolworth                                                           .........         2,800                79,275
                                                                                                             -----------------
                                                                                                                    1,075,077
                                                                                                             -----------------
            TELECOMMUNICATIONS - 10.32%
          * ADC Telecommunications                                              .........         2,505               101,061
            Ameritech                                                           .........         3,200               215,800
          * Ascend Communications                                               .........           520                28,324
            Bell Atlantic                                                       .........         2,185               158,549
            Cincinnati Bell                                                     .........         2,470                74,100
          * PairGain Technologies                                               .........         2,710                58,180
            SBC Communications                                                  .........         3,150               186,441
          * Tellabs                                                             .........         2,370               141,830
            U.S. West Communications Group                                      .........         4,660               170,381
                                                                                                             -----------------
                                                                                                                    1,134,666
                                                                                                             -----------------
            TEXTILES, APPAREL & FURNITURE - 0.97%
          * Tommy Hilfiger                                                      .........         2,400               106,950
                                                                                                             -----------------
                                                                                                                      106,950
                                                                                                             -----------------
            TRANSPORTATION & SHIPPING - 0.87%
          * AMR                                                                 .........           540                58,084
            Tidewater                                                           .........           185                 9,343
          * UAL                                                                 .........           340                27,901
                                                                                                             -----------------
                                                                                                                       95,328
                                                                                                             -----------------
            MISCELLANEOUS - 1.27%
            Timkin                                                              .........         4,000               140,750
                                                                                                             -----------------
                                                                                                                      140,750
                                                                                                             -----------------
            TOTAL COMMON STOCK (COST $9,111,252)                                                                   10,408,996

            REPURCHASE AGREEMENT - 7.33%
            With Chase Manhattan 5.72% 8/01/97
               (dated 7/31/97, collateralized by $265,000
               U.S. Treasury Notes 5.875% due 8/15/98,
               market value $272,721)                                           .........       267,000               267,000
            With J.P. Morgan Securities 5.72% 8/01/97
               (dated 7/31/97, collateralized by $138,000
               U.S. Treasury Notes 6.50% due 4/30/99,
               market value $141,856 and $123,000
               U.S. Treasury Notes 8.875% due 8/15/99,
               market value $131,613)                                           .........       268,000               268,000
            With PaineWebber 5.72% 8/01/97
               (dated 7/31/97, collateralized by $273,000
               U.S. Treasury Notes 6.25% due 6/30/98,
               market value $275,777)                                           .........       270,000               270,000
                                                                                                             -----------------
            TOTAL REPURCHASE AGREEMENT
               (COST $805,000)                                                                                        805,000
                                                                                                             -----------------

            TOTAL MARKET VALUE OF SECURITIES OWNED - 102.02%
               (COST $ 9,916,252)                                                                                 $11,213,996
            LIABILITIES NET OF RECEIVABLES
               AND OTHER ASSETS - (2.02%)                                                                           (221,639)
                                                                                                             -----------------
            NET ASSETS APPLICABLE TO 1,111,469 SHARES
               ($1 PAR VALUE) OUTSTANDING - 100.00%                                                               $10,992,357
                                                                                                             =================

            NET ASSETS VALUE - QUANTUM FUND A CLASS
               ($4,508,487 / 455,382 SHARES)                                                                            $9.90
                                                                                                             =================
            NET ASSETS VALUE - QUANTUM FUND B CLASS
               ($3,862,197 / 391,263 SHARES)                                                                            $9.87
                                                                                                             =================
            NET ASSETS VALUE - QUANTUM FUND C CLASS
               ($785,935 / 79,612 SHARES)                                                                               $9.87
                                                                                                             =================
            NET ASSETS VALUE - QUANTUM FUND INSTITUTIONAL CLASS
               ($1,835,738 / 185,212 SHARES)                                                                            $9.91
                                                                                                             =================

            ---------------------------
            * Non-income producing securities for the period ended 7/31/97


            COMPONENTS OF NETS ASSETS AT JULY 31, 1997:
            Common stock, $1.00 par value, 200,000,000 shares
               authorized to the Fund with 100,000,000 shares allocated to
               Quantum Fund A Class, 25,000,000 shares allocated to Quantum Fund
               B Class, 25,000,000 shares allocated to Quantum Fund C Class and
               50,000,000
               shares allocated to Quantum Fund Institutional Class                                                 9,665,490
            Accumulated undistributed:
               Net investment income                                                                                    4,428
               Net realized gain on investments                                                                        24,695
               Net unrealized appreciation of investments                                                           1,297,744
                                                                                                             -----------------
            Total net assets                                                                                      $10,992,357
                                                                                                             =================

                             See accompanying notes

DELAWARE GROUP EQUITY FUND II, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JULY 31 ,1997
(Unaudited)

                                                                   BLUE CHIP           QUANTUM
                                                                      FUND               FUND
                                                                   -----------        -----------
INVESTMENT INCOME:
Dividends                                                               23,225             32,330
Interest                                                           $     4,100        $     9,307
                                                                   -----------        -----------
                                                                   $    27,325        $    41,637
                                                                   -----------        -----------

EXPENSES:
Management fees                                                          7,417             17,254
Dividend disbursing and transfer agent fees and expenses                 5,907             13,419
Distribution expense                                                     4,281             11,237
Accounting fees and salaries                                               622              1,266
Custodian fees                                                             950                847
Registration fees                                                          798                492
Directors' fees                                                            529                539
Reports and statements to shareholders                                     328                682
Professional fees                                                           87                768
Taxes (other than taxes on income)                                         110                180
Other                                                                        7                457
                                                                   -----------        -----------
                                                                        21,036             47,141
Less expenses absorbed by Delaware Management
 Company, Inc.                                                          (5,031)            (9,932)
                                                                   -----------        -----------
                                                                        16,005             37,209

NET INVESTMENT INCOME                                              $    11,320        $     4,428
                                                                   -----------        -----------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS:
Net realized gain(loss) from security transactions                        (360)            24,695
Net unrealized appreciation of investments during the period           498,130          1,297,744
                                                                   -----------        -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                      497,770          1,322,439
                                                                   -----------        -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $   509,090        $ 1,326,867
                                                                   ===========        ===========


                             See accompanying notes

DELAWARE GROUP EQUITY FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                       For the Period Ended July 31, 1997
                                                          BLUE CHIP            QUANTUM
                                                             FUND               FUND
                                                         ------------        ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                    $     11,320        $      4,428
Net realized gain (loss) on investments                          (360)             24,695
Net increase in unrealized appreciation                       498,130           1,297,744
                                                         ------------        ------------
Net increase in net assets
  resulting from operations                                   509,090           1,326,867
                                                         ------------        ------------


CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class                                                  1,582,599           4,066,569
   B Class                                                    757,795           3,444,128
   C Class                                                     95,039             702,497
   Institutional Class                                      1,575,173           1,584,658
                                                         ------------        ------------
                                                            4,010,606           9,797,852
                                                         ------------        ------------
Cost of shares repurchased:
   A Class                                                    (47,498)           (111,040)
   B Class                                                    (67,090)             (9,580)
   C Class                                                        (75)                (45)
   Institutional Class                                         (9,291)            (11,697)
                                                         ------------        ------------
                                                             (123,954)           (132,362)
                                                         ------------        ------------
Increase in assets derived from capital
   share transactions                                       3,886,652           9,665,490
                                                         ------------        ------------

NET INCREASE IN NET ASSETS                                  4,395,742          10,992,357

NET ASSETS:
Beginning of year                                                   0                   0
                                                         ------------        ------------
End of year                                              $  4,395,742        $ 10,992,357
                                                         ============        ============

                             See accompanying notes

DELAWARE GROUP EQUITY FUND II, INC.
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED JULY 31 ,1997
(Unaudited)

FINANCIAL HIGHLIGHTS
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                                    BLUE CHIP FUND
                                                            BLUE CHIP FUND      BLUE CHIP FUND     BLUE CHIP FUND    INSTITUTIONAL
                                                               A CLASS             B CLASS           C CLASS            CLASS
                                                              2/25/1997(1)        2/25/1997(1)      2/25/1997(1)    2/25/1997(1)
                                                                 TO                  TO                 TO               TO
                                                               7/31/97             7/31/97           7/31/97           7/31/97
                                                              -----------        -----------       -----------       -----------
Net asset value, beginning of period                          $    8.5000        $    8.5000       $    8.5000       $    8.5000

Income from investment operations:
   Net investment income                                           0.0343(2)          0.0084(2)         0.0047(2)         0.0456(2)
   Net realized and unrealized gain from investments               1.1957             1.2016            1.2053            1.2044
                                                              -----------        -----------       -----------       -----------
   Net increase in net assets from investment                      1.2300             1.2100            1.2100            1.2500
operations
                                                              -----------        -----------       -----------       -----------

Less distributions:
   Dividends from net investment income                              none               none              none              none
   Distributions from capital gains                                  none               none              none              none
                                                              -----------        -----------       -----------       -----------
   Total distributions                                               none               none              none              none
                                                              -----------        -----------       -----------       -----------

Net asset value, end of period                                $    9.7300        $    9.7100       $    9.7100       $    9.7500
                                                              ===========        ===========       ===========       ===========

Total Return                                                        14.47%(3)          14.24%(3)         14.24%(3)         14.71%(3)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                   $     1,713        $       775       $       108       $     1,799
    Ratio of expenses to average net assets                          1.50%              2.20%             2.20%             1.20%
    Ratio of expenses to average net assets prior to
expense
     limitation                                                      1.94%              2.64%             2.64%             1.64%
    Ratio of net investment income to average net                    0.99%              0.29%             0.29%             1.29%
assets
    Ratio of net investment income to average net assets
     prior to expense limitation                                     0.55%              (.15%)            (.15%)            0.85%
    Portfolio turnover                                                 25%                25%               25%               25%
    Average commission rate paid                              $    0.0365(4)     $    0.0365(4)    $    0.0365(4)    $    0.0365(4)

-------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer results.

(2) The average shares outstanding method has been applied for per share information.

(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                                                      QUANTUM FUND
                                                                QUANTUM FUND     QUANTUM FUND         QUANTUM FUND    INSTITUTIONAL
                                                                   A CLASS         B CLASS              C CLASS          CLASS
                                                                  2/25/1997(1)    2/25/1997(1)         2/25/1997(1)    2/25/1997(1)
                                                                     TO               TO                  TO              TO
                                                                   7/31/97          7/31/97             7/31/97         7/31/97
                                                                 -----------       -----------        -----------      ---------
Net asset value, beginning of period                             $    8.5000       $    8.5000        $    8.5000      $  8.5000

Income from investment operations:
   Net investment income                                              0.0198(2)         0.0148(2)          0.0165(2)      0.0237(2)
   Net realized and unrealized gain from investments                  1.3802            1.3552             1.3535         1.3863
                                                                 -----------       -----------        -----------      ---------
   Net increase in net assets from investment operations              1.4000            1.3700             1.3700         1.4100
                                                                 -----------       -----------        -----------      ---------

Less distributions:
   Dividends from net investment income                                 none              none               none           none
   Distributions from capital gains                                     none              none               none           none
                                                                 -----------       -----------        -----------      ---------
   Total distributions                                                  none              none               none           none
                                                                 -----------       -----------        -----------      ---------

Net asset value, end of period                                   $    9.9000       $    9.8700        $    9.8700      $  9.9100
                                                                 ===========       ===========        ===========      =========

Total Return                                                           16.47%(3)         16.12%(3)          16.12%(3)      16.59%(3)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                      $     4,508       $     3,862        $       786      $   1,836
    Ratio of expenses to average net assets                             1.50%             2.20%              2.20%          1.20%
    Ratio of expenses to average net assets prior to expense
     limitation                                                         1.93%             2.63%              2.63%          1.63%
    Ratio of net investment income to average net assets                0.47%             (.23%)             (.23%)         0.77%
    Ratio of net investment income to average net assets prior
     to expense limitation                                              0.04%             (.66%)             (.66%)         0.34%
    Portfolio turnover                                                    23%               23%                23%            23%
    Average commission rate paid                                 $    0.0346(4)    $    0.0346(4)     $    0.0346(4)   $  0.0346(4)

-------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer results.

(2) The average shares outstanding method has been applied for per share information.

(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class shares. Does not include contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

DELAWARE GROUP EQUITY FUND II, INC.
STANDARD NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997
(UNAUDITED)

Delaware Group Equity Fund II, Inc. (The "Company") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Company is organized as a Maryland Corporation and offers four series, the Decatur Income Fund, the Decatur Total Return Fund, the Blue Chip Fund and the Quantum Fund (The "Funds"). Each series offers four classes of shares.

The investment objective of the Blue Chip Fund is to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primary in equity securities and any securities that are convertible into equity securities.

The investment objective of the Quantum Fund is to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meets the Fund's "Social Criteria" strategy.

1.       SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds:

SECURITY VALUATION- Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES- Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- Each Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

OTHER- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Blue Chip Fund and Quantum Fund declares and pays dividends from net investment income and capital gains annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES In accordance with the terms of the Investment Management Agreement, the Funds pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Funds, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets, 0.625% on the next $500 million and 0.60% on the average daily net assets in excess of $1 billion for Blue Chip Fund and 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion for Quantum Fund.

DMC has entered into a sub-advisory agreement with Vantage Global Advisors, Inc. with respect to the management fee of the Funds. For the services provided to DMC, DMC pays the sub-adviser 0.15% and 0.20% of the fee paid to DMC for Blue Chip and Quantum Fund, respectively. The Funds do not pay any fees to the sub-advisers. At July 31, 1997, the Funds had liabilities for Investment Management Fees and other expenses payable to DMC for $3,582 and $11,614, respectively.

DMC has elected to waive the portion if any of the management fee and reimburse the Funds to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses exceed 1.20% of average daily net assets of the Funds through July 31, 1997. Total expense absorbed by DMC for the period ended July 31, 1997, were $5,031 and $9,932 for Blue Chip Fund and Quantum Fund, respectively.

The Funds has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. The Funds also engaged DSC to provide accounting services for the Funds. For the period ended July 31, 1997, the Blue Chip Fund and Quantum Fund expensed $5,907 and $13,419 for dividend disbursing and transfer agent services and $431 and $854 for accounting services and had liabilities for such fees and other expenses payable to DSC for $6,278 and $13,555, respectively.

Pursuant to the Distribution Agreement, the Funds pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class for the Blue Chip Fund and Quantum Fund and 1.00% of the average daily net assets of the B and C Class for each Fund. For the period ended July 31, 1997, DDLP earned $4,095 and $12,492 for commissions on sales of Blue Chip Fund A Class shares and Quantum Fund A Class shares, respectively.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

3.       INVESTMENTS

During the period ended July 31, 1997, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                            BLUE CHIP FUND          QUANTUM FUND
Purchases ....................               $3,968,693               $9,607,789
Sales ........................               $  285,233               $  496,526

Investment securities based on cost for the federal income tax purposes at July 31,1997 are as follows:

                                                  BLUE CHIP FUND    QUANTUM FUND
Cost of investments ......................         $3,683,459         $9,111,252

Aggregate unrealized appreciation ........         $  579,253         $1,516,358
Aggregate unrealized depreciation ........         $   81,124         $  220,720
                                                   ----------         ----------
Net unrealized appreciation ..............         $  498,129         $1,295,638

4.       CAPITAL STOCK

Transactions in capital stock were as follows:

                               BLUE CHIP          QUANTUM
                                 FUND               FUND
                               ----------        ----------
Shares sold:
A Class ................          181,619           467,974
B Class ................           87,909           392,417
C Class ................           11,130            79,617
Institutional Class ....          185,546           186,497
                               ----------        ----------
                                  466,204         1,126,505
                               ----------        ----------

Shares Repurchased:

A Class ................           (5,594)          (12,592)
B Class ................           (8,056)           (1,154)
C Class ................               (8)               (5)
Institutional Class ....           (1,003)           (1,285)
                               ----------        ----------
                                  (14,661)          (15,036)
                               ----------        ----------

Net increase ...........          451,543         1,111,469
                               ----------        ----------

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

        (a)     Financial Statements:

                Part A  - Financial Highlights

               *Part B  -  Statements of Net Assets
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements
                           Report of Independent Auditors


        * The financial statements and Report of Independent Auditors listed above for Decatur Income Fund and Decatur Total Return Fund are incorporated by reference into Part B from the Registrant's Annual Report for such Funds for the fiscal year ended November 30, 1996. Unaudited financial statements for such Funds are incorporated by reference into Part B from the Registrant's Semi-Annual Reports for the period ended May 31, 1997. In addition, unaudited financial statements for Blue Chip Fund and Quantum Fund for the period February 25, 1997 through July 31, 1997 are included in Part B.

        (b)     Exhibits:

                (1)     Articles of Incorporation.

                        (a) Articles of Incorporation, as amended and supplemented through November 27, 1995, incorporated into this filing by reference to Post- Effective Amendment No. 104 filed November 27, 1995.

                        (b)     Executed Articles Supplementary (November 28,
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                        (c) Executed Articles Supplementary (March 24, 1997) attached as Exhibit.

                        (d) Executed Articles of Amendment (March 24, 1997) attached as Exhibit.

                (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                (3)     Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)

                (4)     Copies of All Instruments Defining the Rights of
                        Holders.

                        (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                                (i) Article Second of Articles Supplementary (June 30, 1993, April 27, 1994 and
                                        September 2, 1994), Article Fifth of the
                                        Articles of Incorporation (March 4,
                                        1983) and Article Eleventh of Articles
                                        of Amendment (May 2, 1985) incorporated
                                        into this filing by reference to
                                        Post-Effective Amendment No. 104 filed
                                        November 27, 1995.

                                (ii) Articles Third and Fourth of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                                (iii) Articles Fifth of Articles Supplementary (March 24, 1997) incorporated by reference to Exhibit 24(b)(1)(c), filed herewith.

                        (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                (5)     Investment Management Agreements.

                        (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Decatur Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (b) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (c) Proposed Investment Management Agreement (February __, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Blue Chip Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (d) Proposed Investment Management Agreement (February __, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

PART C - Other Information
(Continued)

                        (e)     Proposed Sub-Advisory Agreement (February __,
                                1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Blue Chip Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (f)     Proposed Sub-Advisory Agreement (February__,
                                1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.


                (6)     (a)     Distribution Agreements.

                                (i)     Proposed Distribution Agreements (April
                                        1995) between Delaware Distributors,
                                        L.P. and the Registrant on behalf of
                                        Decatur Income Fund and Decatur Total
                                        Return Fund incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 104 filed November 27,
                                        1995.

                                (ii) Form of Amendment No. 1 to Distribution Agreements (November 1995) on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                                (iii)   Proposed Distribution Agreement
                                        (February __,1997) (Module) between
                                        Delaware Distributors, L.P. and the
                                        Registrant on behalf of Blue Chip Fund
                                        and Quantum Fund incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 106 filed December 10,
                                        1996.

                        (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (d) Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                (7)     Bonus, Profit Sharing, Pension Contracts.

                        (a) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

PART C - Other Information
(Continued)

                        (b)     Amendment to Profit Sharing Plan (December 21,
                                1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                (8)     Custodian Agreements.

                        (a) Form of Custodian Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (b) Form of Securities Lending Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (c) Proposed Custodian Agreement (1997) between The Chase Manhattan Bank and the Registrant on behalf of Blue Chip Fund and Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (d) Proposed Securities Lending Agreement (1997) between The Chase Manhattan Bank and the Registrant on behalf of Blue Chip Fund and Quantum Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                (9)     Other Material Contracts.

                        (a) Proposed Amended and Restated Shareholders Services Agreement (February __, 1997)
                                (Module) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (b)     Executed Fund Accounting Agreement (August 19,
                                1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                                (i)     Executed Amendment No. 4 (February 24,
                                        1997) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                (ii)    Executed Amendment No. 4A (April 14,
                                        1997) to Schedule A to Delaware Group of
                                        Funds Fund Accounting Agreement attached as Exhibit.

                                (iii) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                                (iv) Executed Amendment No. 6 (July 21, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on January 29, 1997.

                (11)    Consent of Auditors. Attached as Exhibit.

             (12-13)    Inapplicable.

                (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 93 filed February 1, 1993, Post-Effective Amendment No. 95 filed May 27, 1993 and Post-Effective Amendment No. 104 filed November 27, 1995.

                (15)    Plans under Rule 12b-1.

                        (a) Form of Plan under Rule 12b-1 for Class A (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (b) Form of Plan under Rule 12b-1 for Class B (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (c) Form of Plan under Rule 12b-1 for Class C (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        (d) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class A (February __,
                                1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (e) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class B (February __,
                                1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                        (f) Proposed Plan under Rule 12b-1 (Module) for Blue Chip Fund and Quantum Fund Class C (February __,
                                1997) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

PART C - Other Information
(Continued)

                (16)    Schedules of Computation for each Performance Quotation.

                        (a) Incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995, Post-Effective Amendment No. 105 filed January 30, 1996 and Post-Effective Amendment No. 107 filed February 21, 1997.

                        (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

                (17)    Financial Data Schedules.

                        (a) Financial Data Schedules for the fiscal year ended November 30, 1996 are incorporated into this filing by reference to Post-Effective Amendment 107 filed February 21, 1997.

                        (b) Financial Data Schedules for the Semi-Annual period ended May 31, 1997 for each fund and for the period ended July 31, 1997 for the Blue Chip and Quantum Funds attached as Exhibit.

                (18)    Plan under Rule 18f-3.

                        (a) Plan under Rule 18f-3 (November 29, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                        (b) Amended Appendix A (November 29, 1996) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 107 filed February 24, 1997.

                        (c) Proposed Amended Appendix A (February __, 1997) (Module) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                        Directors' Power of Attorney. Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

PART C - Other Information
(Continued)

Item 26. Number of Holders of Securities.

               (1)                                             (2)
                                                            Number of
         Title of Class                                     Record Holders
         --------------                                     --------------

         Delaware Group Decatur Fund, Inc.'s
         Decatur Income Fund series:

         Decatur Income Fund A Class
         Common Stock Par Value                             72,980 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Decatur Income Fund B Class
         Common Stock Par Value                             4,980 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Decatur Income Fund C Class
         Common Stock Par Value                             648 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Decatur Income Fund Institutional Class
         Common Stock Par Value                             85 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Delaware Group Decatur Fund, Inc.'s
         Decatur Total Return Fund series:

         Decatur Total Return Fund A Class
         Common Stock Par Value                             38,736 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Decatur Total Return Fund B Class
         Common Stock Par Value                             6,660 Accounts as of
         $1.00 Per Share                                    July 31, 1997

         Decatur Total Return Fund C Class
         Common Stock Par Value                             1,119 Accounts as of
         $1.00 Per Share                                    July 31, 1997

PART C - Other Information
(Continued)

                     (1)                                                (2)

                                                             Number of
          Title of Class                                     Record Holders
          --------------                                     --------------

          Decatur Total Return Fund Institutional Class
          Common Stock Par Value                             34 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Delaware Group Decatur Fund, Inc.'s
          Blue Chip Fund series:

          Blue Chip Fund A Class
          Common Stock Par Value                             233 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Blue Chip Fund B Class
          Common Stock Par Value                             159 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Blue Chip Fund C Class
          Common Stock Par Value                             31 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Blue Chip Fund Institutional Class                 9 Accounts as of
          Common Stock Par Value                             July 31, 1997
          $1.00 Per Share

          Delaware Group Decatur Fund, Inc.'s
          Quantum Fund series:

          Quantum Fund A Class
          Common Stock Par Value                             601 Accounts as of
          $1.00 Per Share                                    July 31, 1997

PART C - Other Information
(Continued)

                 (1)                                                (2)

                                                             Number of
          Title of Class                                     Record Holders
          --------------                                     --------------

          Quantum Fund B Class
          Common Stock Par Value                             399 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Quantum Fund C Class
          Common Stock Par Value                             70 Accounts as of
          $1.00 Per Share                                    July 31, 1997

          Quantum Fund Institutional Class                   9 Accounts as of
          Common Stock Par Value                             July 31, 1997
          $1.00 Per Share

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 75 filed May 23, 1986 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

Item 28. Business and Other Connections of Investment Adviser.

        Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

        The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Wayne A. Stork           Chairman of the Board, President, Chief Executive
                         Officer, Chief Investment Officer and Director of
                         Delaware Management Company, Inc.; Chairman of the
                         Board, President, Chief Executive Officer and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                         Corp., Delaware International Holdings Ltd. and
                         Founders Holdings, Inc.; Chairman of the Board and
                         Director of Delaware Distributors, Inc. and Delaware
                         Capital Management, Inc.; Director of Delaware Service
                         Company, Inc. and Delaware Investment & Retirement
                         Services, Inc.; and Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd.

Richard G. Unruh, Jr.    Executive Vice President and Director of Delaware
                         Management Company, Inc.; Executive Vice President of the Registrant, each of the other funds in the Delaware
                         Group, Delaware Management Holdings, Inc. and Delaware
                         Capital Management, Inc; and Director of Delaware
                         International Advisers Ltd.

                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow           Executive Vice President/Chief Investment Officer,
                         Fixed Income of Delaware Management Company, Inc., the
                         Registrant, each of the other funds in the Delaware
                         Group and Delaware Management Holdings, Inc.; Executive
                         Vice President and Director of Founders Holdings, Inc.;
                         Executive Vice President of Delaware Capital
                         Management, Inc.; and Director of Founders CBO
                         Corporation

                         Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

David K. Downes          Executive Vice President, Chief Operating Officer,
                         Chief Financial Officer and Director of Delaware
                         Management Company, Inc., DMH Corp, Delaware
                         Distributors, Inc., Founders Holdings, Inc. and
                         Delaware International Holdings Ltd.; Executive Vice
                         President, Chief Operating Officer and Chief Financial
                         Officer of the Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings,
                         Inc., Founders CBO Corporation, Delaware Capital
                         Management, Inc. and Delaware Distributors, L.P.;
                         President, Chief Executive Officer, Chief Financial
                         Officer and Director of Delaware Service Company, Inc.;
                         Chairman, Chief Executive Officer and Director of
                         Delaware Investment & Retirement Services, Inc.;
                         Chairman and Director of Delaware Management Trust
                         Company; and Director of Delaware International
                         Advisers Ltd.

                         Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                Senior Vice President, General Counsel, Secretary and
Chamberlain, Jr.         Director of Delaware Management Company, Inc., DMH
                         Corp., Delaware Distributors, Inc., Delaware Service
                         Company, Inc., Founders Holdings, Inc., Delaware
                         Capital Management, Inc. and Delaware Investment &
                         Retirement Services, Inc.; Senior Vice President,
                         Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware
                         Distributors, L.P. and Delaware Management Holdings,
                         Inc.; Executive Vice President, Secretary, General
                         Counsel and Director of Delaware Management Trust
                         Company; Secretary and Director of Delaware
                         International Holdings Ltd.; and Director of Delaware
                         International Advisers Ltd.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address*        Affiliates and Other Positions and Offices Held
-----------------        -----------------------------------------------

Richard J. Flannery      Senior Vice President/Corporate and International
                         Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                         DMH Corp., Delaware Management Company, Inc., Delaware
                         Distributors, Inc., Delaware Distributors, L.P.,
                         Delaware Management Trust Company, Delaware Capital
                         Management, Inc., Delaware Service Company, Inc. and
                         Delaware Investment & Retirement Services, Inc.; Senior
                         Vice President/ Corporate and International Affairs and
                         Director of Founders Holdings, Inc. and Delaware
                         International Holdings Ltd.; Senior Vice President of
                         Founders CBO Corporation; and Director of Delaware
                         International Advisers Ltd.

                         Director, HYPPCO Finance Company Ltd.

                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof        Senior Vice President and Treasurer of the Registrant,
                         each of the other funds in the Delaware Group, Delaware
                         Distributors, Inc. and Founders Holdings, Inc.; Senior
                         Vice President/Investment Accounting of Delaware
                         Management Company, Inc. and Delaware Service Company,
                         Inc.; Senior Vice President and Treasurer/ Manager,
                         Investment Accounting of Delaware Distributors, L.P.;
                         Assistant Treasurer of Founders CBO Corporation; and
                         Senior Vice President and Manager of Investment
                         Accounting of Delaware International Holdings Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Joseph H. Hastings       Senior Vice President/Corporate Controller and
                         Treasurer of Delaware Management Holdings, Inc., DMH
                         Corp., Delaware Management Company, Inc., Delaware
                         Distributors, Inc., Delaware Capital Management, Inc.,
                         Delaware Distributors, L.P., Delaware Service Company,
                         Inc. and Delaware International Holdings Ltd.; Senior
                         Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.; Executive Vice President,
                         Chief Financial Officer and Treasurer of Delaware
                         Management Trust Company; Chief Financial Officer and
                         Treasurer of Delaware Investment & Retirement Services,
                         Inc.; and Senior Vice President/Assistant Treasurer of
                         Founders CBO Corporation

Michael T. Taggart       Senior Vice President/Facilities Management and
                         Administrative Services of Delaware Management Company,
                         Inc.

Douglas L. Anderson      Senior Vice President/Operations of Delaware Management
                         Company, Inc., Delaware Investment and Retirement
                         Services, Inc. and Delaware Service Company, Inc.;
                         Senior Vice President/ Operations and Director of
                         Delaware Management Trust Company

James L. Shields         Senior Vice President/Chief Information Officer of
                         Delaware Management Company, Inc., Delaware Service
                         Company, Inc. and Delaware Investment & Retirement
                         Services, Inc.

Eric E. Miller           Vice President, Assistant Secretary and Deputy General
                         Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware Management Company,
                         Inc., Delaware Management Holdings, Inc., DMH Corp.,
                         Delaware Distributors, L.P., Delaware Distributors
                         Inc., Delaware Service Company, Inc., Delaware
                         Management Trust Company, Founders Holdings, Inc.,
                         Delaware Capital Management, Inc. and Delaware
                         Investment & Retirement Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Richelle S. Maestro      Vice President and Assistant Secretary of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc., Delaware Distributors, L.P., Delaware
                         Distributors, Inc., Delaware Service Company, Inc., DMH
                         Corp., Delaware Management Trust Company, Delaware
                         Capital Management, Inc., Delaware Investment &
                         Retirement Services, Inc. and Founders Holdings, Inc.;
                         Secretary of Founders CBO Corporation; and Assistant
                         Secretary of Delaware International Holdings Ltd.

                         Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)         Vice President/Assistant Controller of Delaware
                         Management Company, Inc. and Delaware Management Trust
                         Company

Bruce A. Ulmer           Vice President/Director of LNC Internal Audit of
                         Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                         Management Holdings, Inc., DMH Corp., Delaware
                         Management Trust Company and Delaware Investment &
                         Retirement Services, Inc.

Steven T. Lampe(2)       Vice President/Taxation of Delaware Management Company,
                         Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                         Corp., Delaware Distributors, L.P., Delaware
                         Distributors, Inc., Delaware Service Company, Inc.,
                         Delaware Management Trust Company, Founders Holdings,
                         Inc., Founders CBO Corporation, Delaware Capital
                         Management, Inc. and Delaware Investment & Retirement
                         Services, Inc.

Christopher Adams(3)     Vice President/Strategic Planning of Delaware
                         Management Company, Inc. and Delaware Service Company,
                         Inc.

Susan L. Hanson          Vice President/Strategic Planning of Delaware
                         Management Company, Inc. and Delaware Service Company,
                         Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Dennis J. Mara(4)        Vice President/Acquisitions of Delaware Management
                         Company, Inc.

Scott Metzger            Vice President/Business Development of Delaware
                         Management Company, Inc. and Delaware Service Company,
                         Inc.

Lisa O. Brinkley         Vice President/Compliance of Delaware Management
                         Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                         Distributors, L.P., Delaware Distributors, Inc.,
                         Delaware Service Company, Inc., Delaware Management
                         Trust Company, Delaware Capital Management, Inc. and
                         Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner       Vice President/Legal Registrations of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                         Distributors, L.P. and Delaware Distributors, Inc.

Gerald T. Nichols        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                         Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO Corporation

Paul A. Matlack          Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings,
                         Inc.; and President and Director of Founders CBO
                         Corporation.

Gary A. Reed             Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Patrick P. Coyne         Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(5)    Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group and Delaware
                         Capital Management, Inc.

Gerald S. Frey(6)        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

Elizabeth H. Howell(7)     Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc.

Christopher Beck         Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

Andrew M. McCullagh(8)   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principle       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Paul Grillo              Vice President/Portfolio Manager of Delaware Management
                         Company, Inc., and each of the tax-exempt and fixed income funds in the Delaware Group

William H. Miller        Vice President/Assistant Portfolio Manager of Delaware
                         Management Company, Inc.

----------
(1)     SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2)     TAX MANAGER, Price Waterhouse LLP prior to October 1995.
(3)     SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
(4) CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
(5)     INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(6)     SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
(7)     SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
        1997.
(8)     SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to April
        1997.

PART C - Other Information
(continued)

        Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Blue Chip Fund series and the Quantum Fund series. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal       Positions and Offices with Vantage Global Advisors,
Business Address         Inc. and its Principal Affiliates and Other Positions
                         and Offices Held
------------------       -------------------------------------------------------

T. Scott Wittman         President, Chief Investment Officer and Director of
                         Vantage Global Advisors, Inc.

Elliot M. Gartner        Senior Vice President of Vantage Global Advisors, Inc.

John B. Guerard          Senior Vice President of Vantage Global Advisors, Inc.

Marc C. Viani            Vice President of Vantage Global Advisors, Inc.

Florence P. Leong        Vice President of Vantage Global Advisors, Inc.

Evelyn M. Poy            Vice President of Vantage Global Advisors, Inc.

*Dennis A. Blume         Director of Vantage Global Advisors, Inc.

                         Senior Vice President and Director of Lincoln Investment Management, Inc. since 1982, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer, Inc. since 1996, 520 Madison Avenue, New York, NY


* Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal       Positions and Offices with Vantage Global Advisors,
Business Address         Inc. and its Principal Affiliates and Other Positions
                         and Offices Held
------------------       -------------------------------------------------------

*H. Thomas McMeekin      Director of Vantage Global Advisors, Inc.

                         President and Director of Lincoln Investment
                         Management, Inc., Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc. since 1994; Executive Vice President and Chief Investment Officer of Lincoln National Corporation since 1994; President, Chief Executive Officer and Director of Lincoln National Mezzanine Corporation, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer, Inc., 520 Madison Avenue, New York, NY

**Bruce D. Barton(1)     Director of Vantage Global Advisors, Inc.

                         President and Chief Executive Officer of Delaware Distributors, L.P. since 1996, 1818 Market Street, Philadelphia, PA;

----------

(1) SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to October 1996; VICE PRESIDENT, Lincoln National Corporation May 1992 to October 1996.


*       Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**      Business address is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(continued)

Item 29. Principal Underwriters.

        (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

        (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                  Positions and Offices               Positions and Offices
Business Address *                  with Underwriter                    with Registrant
------------------                  ---------------------               ---------------------
Delaware Distributors, Inc.         General Partner                     None

Delaware Management
Company, Inc.                       Limited Partner                     Investment Manager

Delaware Capital
Management, Inc.                    Limited Partner                     None

Bruce D. Barton                     President and Chief Executive       None
                                    Officer

David K. Downes                     Senior Vice President,              Executive Vice
                                    Chief Administrative Officer        President/Chief
                                    and Chief Financial Officer         Operating Officer/
                                                                        Chief Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/Secretary/    Senior Vice President/
                                    General Counsel                     Secretary/General Counsel

Terrence P. Cunningham              Senior Vice President/ Financial    None
                                    Institutions

Thomas E. Sawyer                    Senior Vice President/              None
                                    National Sales Director

Dana B. Hall                        Senior Vice President/              None
                                    Key Accounts


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices               Positions and Offices
Business Address *                  with Underwriter                    with Registrant
------------------                  ---------------------               ---------------------

Mac McAuliffe                     Senior Vice President/Sales           None
                                  Manager, Western Division

William F. Hostler                Senior Vice President/                None
                                  Marketing Services

J. Chris Meyer                    Senior Vice President/                None
                                  Director Product Management

Stephen H. Slack                  Senior Vice President/Wholesaler      None

William M. Kimbrough              Senior Vice President/Wholesaler      None

Daniel J. Brooks                  Senior Vice President/Wholesaler      None

Richard J. Flannery               Senior Vice President/Corporate       Senior Vice President/
                                  and International Affairs             Corporate and
                                                                        International Affairs

Bradley L. Kolstoe                Senior Vice President/Western         None
                                  Division Sales Manager

Henry W. Orvin                    Senior Vice President/Eastern         None
                                  Division Sales Manager - Wire/
                                  Regional Channel

Michael P. Bishof                 Senior Vice President and Treasurer/  Senior Vice
                                  Manager, Investment Accounting        President/Treasurer

Eric E. Miller                    Vice President/Assistant Secretary/   Vice President/
                                  Deputy General Counsel                Assistant Secretary/
                                                                        Deputy General Counsel

Richelle S. Maestro               Vice President/                       Vice President/
                                  Assistant Secretary                   Assistant Secretary

Steven T. Lampe                   Vice President/Taxation               Vice President/Taxation


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                 Positions and Offices
Business Address *                  with Underwriter                      with Registrant
------------------                  ---------------------                 ---------------------

Joseph H. Hastings                  Vice President/Corporate              Senior Vice President/
                                    Controller & Treasurer                Corporate Controller

Lisa O. Brinkley                    Vice President/Compliance             Vice President/
                                    Compliance

Rosemary E. Milner                  Vice President/Legal Registrations    Vice President/Legal
                                    Registrations

Daniel H. Carlson                   Vice President/Strategic Marketing    None

Diane M. Anderson                   Vice President/Plan Record Keeping    None
                                    and Administration

Anthony J. Scalia                   Vice President/Defined Contribution   None
                                    Sales, SW Territory

Courtney S. West                    Vice President/Defined Contribution   None
                                    Sales, NE Territory

Denise F. Guerriere                 Vice President/Client Services        None

Gordon E. Searles                   Vice President/Client Services        None

Julia R. Vander Els                 Vice President/Participant Services   None

Jerome J. Alrutz                    Vice President/Retail Sales           None

Joanne A. Mettenheimer              Vice President/New Business           None
                                    Development

Scott Metzger                       Vice President/Business Development   Vice President/Business
                                                                          Development

Stephen C. Hall                     Vice President/Institutional Sales    None

Gregory J. McMillan                 Vice President/ National Accounts     None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                 Positions and Offices
Business Address *                with Underwriter                      with Registrant
------------------                ---------------------                 ---------------------

Christopher H. Price              Vice President/Manager,               None
                                  Insurance

Stephen J. DeAngelis              Vice President/Product                None
                                  Development

Zina DeVassal                     Vice President/Financial Institutions None

Andrew W. Whitaker                Vice President/Financial Institutions None

Jesse Emery                       Vice President/ Marketing             None
                                  Communications

Darryl S. Grayson                 Vice President, Broker/Dealer         None
                                  Internal Sales

Susan T. Friestedt                Vice President/Client Service         None

Dinah J. Huntoon                  Vice President/Product                None
                                  Manager Equity

Soohee Lee                        Vice President/Fixed Income           None
                                  Product Management

Michael J. Woods                  Vice President/ UIT Product           None
                                  Management

Ellen M. Krott                    Vice President/Marketing              None

Dale L. Kurtz                     Vice President/Marketing Support      None

Holly W. Reimel                   Vice President/Manager, Key Accounts  None

David P. Anderson                 Vice President/Wholesaler             None

Lee D. Beck                       Vice President/Wholesaler             None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                 Positions and Offices
Business Address *                with Underwriter                      with Registrant
------------------                ---------------------                 ---------------------

Gabriella Bercze                  Vice President/Wholesaler             None

Terrence L. Bussard               Vice President/Wholesaler             None

William S. Carroll                Vice President/Wholesaler             None

William L. Castetter              Vice President/Wholesaler             None

Thomas J. Chadie                  Vice President/Wholesaler             None

Thomas C. Gallagher               Vice President/Wholesaler             None

Douglas R. Glennon                Vice President/Wholesaler             None

Ronald A. Haimowitz               Vice President/Wholesaler             None

Christopher L. Johnston           Vice President/Wholesaler             None

Michael P. Jordan                 Vice President/Wholesaler             None

Jeffrey A. Keinert                Vice President/Wholesaler             None

Thomas P. Kennett                 Vice President/ Wholesaler            None

Debbie A. Marler                  Vice President/Wholesaler             None

Nathan W. Medin                   Vice President/Wholesaler             None

Roger J. Miller                   Vice President/Wholesaler             None

Patrick L. Murphy                 Vice President/Wholesaler             None

Stephen C. Nell                   Vice President/Wholesaler             None

Julia A. Nye                      Vice President/Wholesaler             None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                Positions and Offices                 Positions and Offices
Business Address *                with Underwriter                      with Registrant
------------------                ---------------------                 ---------------------

Joseph T. Owczarek                Vice President/Wholesaler             None

Mary Ellen Pernice-Fadden         Vice President/Wholesaler             None

Mark A. Pletts                    Vice President/Wholesaler             None

Philip G. Rickards                Vice President/Wholesaler             None

Laura E. Roman                    Vice President/Wholesaler             None

Linda Schulz                      Vice President/Wholesaler             None

Edward B. Sheridan                Vice President/Wholesaler             None

Robert E. Stansbury               Vice President/Wholesaler             None

Julia A. Stanton                  Vice President/Wholesaler             None

Larry D. Stone                    Vice President/Wholesaler             None

Edward J. Wagner                  Vice President/Wholesaler             None

Wayne W. Wagner                   Vice President/Wholesaler             None

Scott Whitehouse                  Vice President/Wholesaler             None

John A. Wells                     Vice President/Marketing Technology   None


        (c) Not Applicable.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Item 30. Location of Accounts and Records.

        All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services.

        None.

Item 32. Undertakings.

        (a)     Not Applicable.

        (b)     Not Applicable.

        (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

        (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 21st day of August, 1997.

                                 DELAWARE GROUP EQUITY FUNDS II, INC.
                         (formerly known as Delaware Group Decatur Fund, Inc.)

                                         By /s/Wayne A. Stork
                                     ---------------------------
                                            Wayne A. Stork
                                   Chairman of the Board, President,
                                  Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature                                      Title                             Date
------------------------           ------------------------------------------    ---------------

                                   Chairman of the Board, President,
/s/Wayne A. Stork                  Chief Executive Officer and Director          August 21, 1997
------------------------------
Wayne A. Stork
                                   Executive Vice President/Chief Operating
                                   Officer/Chief Financial Officer (Principal
                                   Financial Officer and Principal Accounting
/s/David K. Downes                 Officer)                                      August 21, 1997
------------------------------
David K. Downes

/s/Walter A. Babich          *     Director                                      August 21, 1997
------------------------------
Walter A. Babich

/s/Anthony D. Knerr          *     Director                                      August 21, 1997
------------------------------
Anthony D. Knerr

/s/Ann R. Leven              *     Director                                      August 21, 1997
------------------------------
Ann R. Leven

/s/W. Thacher Longstreth     *     Director                                      August 21, 1997
------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison         *     Director                                      August 21, 1997
------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick           *     Director                                     August 21, 1997
------------------------------
Jeffrey J. Nick

/s/Charles E. Peck           *     Director                                      August 21, 1997
------------------------------
Charles E. Peck

                                  * By /s/Wayne A. Stork
                                       Wayne A. Stork
                                  as Attorney-in-Fact for
                               each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.          Exhibit
-----------          -------

EX-99.B1C            Executed Articles Supplementary (March 24, 1997)

EX-99.B1D            Executed Articles of Amendment (March 24, 1997)

EX-99.B9BI           Executed Amendment No. 4 (February 24, 1997) to Delaware Group of
                     Funds Fund Accounting Agreement

EX-99.B9BII          Executed Amendment No. 4A (April 14, 1997) to Delaware Group of
                     Funds Fund Accounting Agreement

EX-99.B9BIII         Executed Amendment No. 5 (May 1, 1997) to Delaware Group of Funds
                     Fund Accounting Agreement

EX-99.B9BIV          Executed Amendment No. 6 (June 21, 1997) to Delaware Group of Funds
                     Fund Accounting Agreement

EX-99.B11            Consent of Auditors

EX-99.B16B           Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-99.B19            Power of Attorney for Thomas F. Madison and Jeffrey J. Nick

EX-99.27             Financial Data Schedules for the Semi-Annual period ended
                     May 31, 1997 for each fund and for the period ended July
                     31, 1997 for the Blue Chip and Quantum Funds